Cover
Picture
Up Close
Semi-Annual Report
June 30, 1997

Now's the time to increase your annuity contribution
Getting a raise?
Give your annuity a raise too!
Take a closer look at how your funds performed
Horace Mann Mutual Funds

Contents

(Chart)

One year performance ending 6/30/97

Growth Fund                          28.24%
Balanced Fund                        21.54%
Income Fund                           6.82%
Short-Term Fund                       4.52%
Small Cap Growth Fund*                7.61%
International Equity Fund*            7.49%
Socially Responsible Fund*           11.79%


For further information see page 5.
* Since inception 3/10/97.
(End of Chart)

EDITOR'S NOTE: Nothing in these articles should be construed as a promise or guarantee of future performance. Investment decisions are very personal and should take into account many individual factors. More complete information on the funds can be found in the current prospectus.

This report must be preceded or accompanied by a current prospectus.

(Table of Contents)
Now's the time to increase your annuity contribution...................3
Pay yourself first.....................................................3
Increasing contributions makes good financial sense....................3
Increasing contributions has other advantages..........................3
It's easy to increase your contributions...............................4
Look at the advantages of a Horace Mann annuity........................4
How the Funds measure up...............................................5
Financial statements...................................................8

Dear Shareholder:

Horace Mann is pleased to report the addition of three new funds to the company's Family of Funds, for a total of seven. Horace Mann has added a Small Cap Growth Fund, Socially Responsible Fund, and an International Equity Fund. These new additions provide you with increased flexibility to accommodate your investment planning needs.

All seven funds reported positive returns for the first half of 1997. The performance of the three domestic equity funds, Growth, Small Cap, and Socially Responsible, produced returns below their benchmarks in recent periods. However, in terms of absolute return, performance has far out-paced inflation and has been well above historical long-term equity return averages. The Income and Balanced Funds also out-paced inflation during the first six months of the year. The International Equity Fund provides investors the ability to diversify their investments away from the United States and has out-paced inflation as well.

MARKET REVIEW
The domestic equity markets have continued to perform well for the first half of 1997, while domestic bonds have out-paced inflation. The performance of the international equity markets has rebounded relative to recent history. Domestic equity indices rose as companies reported strong corporate earnings, consumer spending remained healthy, and unemployment is near 25-year lows. The performance of domestic bonds has been positive for the first half of the year even though interest rates have fluctuated. The international equity markets performed well with Japan leading the way.

MARKET AND POLITICAL ISSUES
The market is in its seventh year of an economic expansion as inflation and interest rates remained in check. Wellington Management Co., LLP one of the Funds' investment advisors, expects inflation to remain near 2.5% over the next 12 months, close to its long-term sustainable growth rate. Both short- and long-term interest rates are expected to remain in an upwardly biased trading range as the Federal Reserve attempts to control inflation. Scudder, Stevens & Clark, a new Funds' investment advisor, is expecting stronger growth from Europe and Japan which should translate to better corporate profitability and upward earnings revisions.

PERSPECTIVE
It is important to remember to take a long-term perspective when reviewing investment market returns. Accumulating assets in excess of inflation should be a component of everyone's retirement objectives. Horace Mann's Family of Funds remains committed to its customers to provide sound investment vehicles to assist you in achieving your financial objectives. Thank you for your continuing confidence and support in the Horace Mann Family of Funds.

Sincerely,



George J. Zock
President & CEO
Horace Mann Mutual Funds

                         Now's the time to increase your
                              annuity contributions

Though your Horace Mann retirement program continues to grow, are you sure your retirement savings will meet your retirement goals? An increase today might help put time on your side. You have many good reasons to increase your annuity contributions now.

Pay yourself first

It may be extremely difficult for you to retire comfortably if you don't save as much as possible now. A simple rule is to save at least 10 percent of your gross income. When you receive pay raises, increase the amount you invest.

Additionally, the more money you contribute to a retirement plan now, the more time your money has to work for you. Through the effects of compounding, earnings from your investments can build substantially. That's why it's important to contribute more to your account now - so that compounding and time can work together to get the most from your investment.

(Graphic)
(Chart)

Increasing your contributions makes good financial sense


                                                                    Your additional retirement value at age 65
If your current       And you increase your contribution            at a conservative            at an aggressive
age is:               each September by:*                           investment of 6%              investment of 10%
25                    $10 per pay                                   $554,530                     $1,221,618
30                    $10 per pay                                   $371,657                     $  719,459
35                    $10 per pay                                   $240,636                     $  412,819
40                    $10 per pay                                   $148,362                     $  227,581
45                    $10 per pay                                   $ 85,042                     $  117,723
50                    $10 per pay                                   $ 43,358                     $   54,671


*  Based on 26 pays per year
** Income taxes are deferred until money is withdrawn from your annuity

Increasing your contributions offers other advantages

- You'll help offset the effects of inflation on your cost of living at retirement.
- Your retirement fund can help offset any changes to Social Security and rising health care costs.
- You can reduce your current taxable income.
- You can diversify your investment by contributing to different funds.
- You'll be less likely to outlive your retirement funds.
- You'll have more money to do the things you want to do during your retirement.

(End of Chart)

It's easy to increase your contributions

Get in the habit of gradually increasing your deposits to make your retirement fund grow even more rapidly. To increase your annuity contribution, contact your agent. If you do not have an agent, please call our Customer Service area at 1-800-999-1030 between 7 a.m. and 7 p.m. Central time, Monday through Friday.

We've also made it easy for you to reallocate or transfer money between our funds. Talk to your agent or call Customer Service. Our annuity customer service staff will take your request, and within a few days, send written confirmation showing your changes.

(Chart)
Look at the advantages of a Horace Mann annuity

- Flexibility with fixed and variable investment options
- No front-end sales charges
- TDA's offer a loan provision (not available in all states)
- No surrender charges after five years (other penalties may apply)
- Contributions and/or earnings can accumulate tax-deferred
- Convenient transfers between investment options
- The financial strength and stability of Horace Mann

(End of chart)
(Picture)

"The secret of getting ahead is getting started. The secret of getting started is breaking your complex, overwhelming tasks into small, manageable tasks, and then starting on the first one."
                                         - Mark Twain

                           How the Funds measure up

Average Annual Total Return
Horace Mann Annuity Alternatives Contracts
For Annuity Alternatives Contract Owners

Average annual total returns for the period ended June 30, 1997 for the Annuity Alternatives contracts are shown in the following table. For contributions which remained invested in an Annuity Alternatives contract, returns are shown in the "Without Redemption" columns. For contracts which were surrendered, returns are shown in the "With Redemption" columns. Redemption has no affect on the variable account rates of return after the initial five-year contract period.
Returns are based on a $1,000 investment.

(Table)


                           1 Year        1 Year          5 Years               10 Years          Since Inception (1)
                           Without        With        With or Without        With or Without       With or Without
                         Redemption    Redemption       Redemption             Redemption            Redemption

Variable Subaccount
Growth Fund                  28.24        18.18            16.01                 10.24                  12.45
Balanced Fund                21.54        12.02            11.53                  9.09                   9.70
Income Fund                   6.82        -1.53             2.90                  4.71                   4.10
Short-Term                    4.52        -3.64             0.72                  1.78                   1.36
Investment Fund



                                          Since                      Since
                                       Inception(2)              Inception(2)
                                         Without                     With
                                        Redemption                Redemption

Small Cap Growth Fund                       7.61                     -0.80
International Equity Fund                   7.49                     -0.91
Socially Responsible Fund                  11.79                      1.95
(end of table)


The average annual total rates of return assume contributions were made on the first business day of the period indicated.

Total return measures the past performance of each fund subaccount and does not represent the actual experience of investments made by a particular contract owner. The total return and principal value of an account will fluctuate. The value of an account may be worth more or less than its original cost, when redeemed, depending upon market fluctuations.
Past performance does not guarantee future results of the subaccounts.

Total returns for the variable portion of the Annuity Alternatives contracts include a reduction for fund expenses and contract charges of 1.35% annually for mortality and expense risk. Annuity contracts issued prior to January 1984 have mortality and expense charges or sales fees that differ from those of the Annuity Alternatives contracts. Such other charges and fees do not exceed those reflected in the table above.

Annuity Alternatives contracts requires a $25 annual maintenance charge on the contract anniversary when the contract value is less than $10,000. This charge, which is reflected in the returns above after the first contract year, has reduced the total rates of return by 2.5% on a $1,000 investment or .5% on a $5,000 investment.

(continued from previous page)

During the first five contract years, redemption charges range from 2 to 8% for the flexible premium contracts and 1 to 5% for single premium contracts. The average annual total returns with redemption are calculated using flexible premium redemption charges.

Commission credits were used to pay certain expenses of the Growth and Balanced Funds from 1994 through June 30, 1997. Certain Balanced Fund expenses were subsidized (assumed and/or waived) through 1987. Certain Income Fund expenses have been subsidized (assumed and/or waived) through 1996. Certain Short-Term Investment Fund expenses have been subsidized (assumed and/or waived) since 1983. Certain fund expenses have been subsidized (assumed and/or waived) for the Small Cap Growth, International Equity, and Socially Responsible Funds since their beginning, March 10, 1997. Subsidization and use of credits resulted in higher actual returns of as much as 1%, depending on the period subsidized for each fund. There is no guarantee that subsidization and use of credits will continue in the future.

(Footnotes)

1 Since inception for the Growth, Balanced, Income, and Short-Term Investment Funds refers to November 1, 1989, the date Wellington Management Company, LLP became their investment adviser. Effective May 1, 1997, Wellington Management Company, LLP became the Funds' subadviser.

2 Since inception for the Small Cap Growth, International Equity and Socially Responsible Funds refers to its beginning date, March 10, 1997. The investment subadivsers are PNC Equity Advisors Company for the Small Cap Growth Fund and Scudder, Stevens & Clark, Inc. for the International Equity and Socially Responsible Funds.

                           How the Funds measure up

Average Annual Total Return
Horace Mann Mutual Funds
For Growth Fund Public Shareholders and Participants in the Horace Mann Employee 401(k) Plan

Total average annualized returns for the period ended June 30, 1997 for the Horace Mann Mutual Funds and their comparable benchmark indices are shown in the following table:

(table)


                                1 Year                    5 Years                   10 Years               Since Inception
Growth Fund                      28.92                     19.25                      13.77                   15.91(1)
S&P 500 Stock Index              34.70                     19.78                      14.66                     16.55

Balanced Fund                    22.22                     14.80                      12.47                   13.12(1)
Stock/Bond                       23.42                     14.42                      12.30                     13.17
Composite(4)

Income Fund                       7.50                      6.21                       8.09                    7.47(1)
Lehman Intermediate/              7.65                      6.57                       8.21                      7.92
Aggregate (5)

Short-Term                        5.21                      4.12                       5.41                    4.91(1)
Investment Fund
90-day Treasury Bills             5.17                      4.36                       5.60                      5.03

Small Cap Growth Fund              -                         -                          -                      5.50(2)
Russell 2000 Growth                -                         -                          -                        7.44

International Equity Fund          -                         -                          -                      5.40(3)
MSCI EAFE                          -                         -                          -                       12.15

Socially Responsible               -                         -                          -                      9.70(3)
Fund
S&P 500 Stock Index                -                         -                          -                        9.40

(end of table)


Returns of the Horace Mann Mutual Funds in the above table are shown net of fund expenses. Commission credits were used to pay certain expenses of the Growth and Balanced Funds from 1994 through June 30, 1997. Certain Balanced Fund expenses were subsidized (assumed and/or waived) through 1987. Certain Income Fund expenses have been subsidized (assumed and/or waived) through 1996. Certain Short-Term Investment Fund expenses have been subsidized (assumed and/or waived) since 1983. Certain fund expenses have been subsidized (assumed and/or waived) for the Small Cap Growth, International Equity, and Socially Responsible Funds since their beginning, March 10, 1997. Subsidization and use of credits resulted in higher actual returns of as much as 1%, depending on the period subsidized for each fund. There is no guarantee that subsidization and use of credits will continue in the future.

(continued from previous page)

The performance data quoted represents past performance, and does not guarantee future results. The investment return and principal value of an investment will fluctuate, and when redeemed, may be worth more or less than its original cost.

The benchmark indices indicated are unmanaged and have no expenses.

(Footnotes)
1 Since inception for the Growth, Balanced, Income, and Short-Term Investment Funds refers to November 1, 1989, the date Wellington Management Company, LLP became their investment adviser. Effective May 1, 1997, Wellington Management Company, LLP became the Funds' subadviser.

2 Since inception for the Small Cap Growth Fund refers to its beginning date, March 10, 1997. PNC Equity Advisors Company is the investment subadviser.

3 Since inception for the International Equity and Socially Responsible Funds refers to their beginning date, March 10, 1997. Scudder, Stevens & Clark, Inc. is their investment subadivser.

4 60% S&P 500, 40% Lehman Brothers Intermediate Government/Corporate Bond Index through April 30, 1997, Lehman Brothers Aggregate Bond Index thereafter.

5 Lehman Brothers Intermediate Government/Corporate Bond Index through April 30, 1997, Lehman Brothers Aggregate Bond Index thereafter.

                               Semiannual Report

                                 June 30, 1997

                                 Horace Mann Mutual Funds
                                 Growth Fund
                                 Balanced Fund
                                 Income Fund
                                 Short-Term Investment Fund
                                 Small Cap Growth Fund
                                 International Equity Fund
                                 Socially Responsible Fund

                                 Board of Trustees
                                 A. Thomas Arisman
                                 Larry K. Becker, Chairman of the Board
                                 A.L. Gallop
                                 Richard D. Lang
                                 Edward L. Najim
                                 Harriet A. Russell
                                 George J. Zock, President

                                 Officers
                                 Ann Caparros
                                 Secretary and
                                 Ethics Compliance Officer

                                 Roger Fisher
                                 Controller

                                 William J. Kelly
                                 Treasurer and Regulatory
                                 Compliance Officer

                                 Investment Adviser and Manager
                                 Horace Mann Investors, Inc.
                                 #1 Horace Mann Plaza
                                 Springfield, IL  62715

                                 Investment Subadvisers

                                 Wellington Management Company, LLP
                                 75 State Street
                                 Boston, MA  02109

                                 PNC Equity Advisors Company
                                 1600 Market Street
                                 Philadelphia, PA  19103

(continued from previous page)

                                 Scudder, Stevens & Clark, Inc.
                                 345 Park Avenue
                                 New York, NY  10154-0010

                                 Custodian
                                 State Street Bank and Trust Company
                                 225 Franklin Street
                                 Boston, MA  02110

HORACE MANN MUTUAL FUNDS                1997 Funds Semiannual Report (Unaudited)

Financial Highlights
June 30, 1997
PER-SHARE DATA

                                  Net Gains                      Less Distributions From:
          Net Asset               (Losses) on     Total Income
Year      Value,      Net         Securities -    (Loss) From    Net         Net                            Net Asset
Ended     Beginning   Investment  Realized and    Investments    Investment  Realized      Total            Value End
12/31     of Period   Income      Unrealized/1/   Operations/1/  Income      Gains         Distributions    of Period
GROWTH FUND/8/
06/30/97  $23.76      $0.21       $3.02           $3.23          $--         $--           $--              $26.99
1996      21.66       0.43        5.08            5.51           0.40        3.01          3.41             23.76
1995      17.64       0.52        5.41            5.93           0.49        1.42          1.91             21.66
1994      19.85       0.49        (0.57)          (0.08)         0.45        1.68          2.13             17.64
1993      19.49       0.54        3.32            3.86           0.52        2.98          3.50             19.85
1992      19.15       0.53        1.31            1.84           0.51        0.99          1.50             19.49
1991      16.64       0.60        3.76            4.36           0.60        1.25          1.85             19.15
1990      18.88       0.70        (1.74)          (1.04)         0.70        0.50          1.20             16.64
1989      17.30       0.56        4.58            5.14           0.62        2.94          3.56             18.88
1988      16.00       0.42        1.37            1.79           0.40        0.09          0.49             17.30
1987      21.29       0.50        0.74            1.24           0.51        6.02          6.53             16.00

BALANCED FUND/7//8/
06/30/97  $18.94      $0.31       $1.65           $1.96          $--         $--           $--              $20.90
1996      18.00       0.60        2.70            3.30           0.57        1.79          2.36             18.94
1995      15.26       0.67        3.46            4.13           0.61        0.78          1.39             18.00
1994      16.72       0.62        (0.81)          (0.19)         0.55        0.72          1.27             15.26
1993      16.22       0.65        1.87            2.52           0.56        1.46          2.02             16.72
1992      15.91       0.66        0.68            1.34           0.59        0.44          1.03             16.22
1991      14.19       0.78        2.25            3.03           0.74        0.57          1.31             15.91
1990      15.10       0.86        (0.92)          (0.06)         0.74        0.11          0.85             14.19
1989      13.48       0.77        2.77            3.54           0.70        1.22          1.92             15.10
1988      12.71       0.66        0.72            1.38           0.61        --            0.61             13.48
1987      14.91       1.05        (1.20)          (0.15)         2.05        --            2.05             12.71

INCOME FUND/6//8/
06/30/97  $12.69      $0.39       $0.02           $0.41          $--         $--           $--              $13.10
1996      13.03       0.76        (0.31)          0.45           0.79        --            0.79             12.69
1995      12.02       0.80        0.99            1.79           0.78        --            0.78             13.03
1994      13.06       0.75        (1.04)          (0.29)         0.75        --            0.75             12.02
1993      12.95       0.82        0.23            1.05           0.75        0.19          0.94             13.06
1992      12.92       0.94        (0.01)          0.93           0.87        0.03          0.90             12.95
1991      12.26       1.12        0.71            1.83           1.17        --            1.17             12.92
1990      12.35       1.14        (0.21)          0.93           1.02        --            1.02             12.26
1989      11.64       1.04        0.75            1.79           0.96        0.12          1.08             12.35
1988      11.59       1.00        (0.11)          0.89           0.84        --            0.84             11.64
1987      13.96       1.23        (1.32)          (0.09)         2.28        --            2.28             11.59

RATIO/SUPPLEMENTAL
DATA                         Ratio of       Ratio of
             Net Assets      Expenses       Net Income    Portfolio
Total        End of Period   to Average     to Average    Turnover
Return/2//3/ (in millions)   Net Assets     Net Assets    Rate

13.59%       $523,968         0.27%          0.82%         25.22%
25.28        430,556          0.59           1.79          67.63
33.67        297,100          0.63           2.50          64.59
(0.35)       202,103          0.69           2.36          69.42
19.74        178,379          0.69           2.48          47.39
9.59         140,257          0.73           2.65          31.78
26.50        124,140          0.76           3.13          51.01
(5.48)       97,610           0.78           3.86          52.97
29.88        102,956          0.64           2.69          71.25
11.23        86,755           0.64           2.41          41.57
6.23         81,159           0.67           2.06          86.50


10.35%       $349,699         0.26%          1.57%         43.50%
18.27        300,551          0.56           3.12          72.10
27.12        228,193          0.59           3.79          64.80
(1.12)       160,815          0.63           3.59          121.82
15.46        132,376          0.66           3.54          52.43
8.37         92,463           0.71           3.94          27.06
21.57        72,343           0.75           4.96          42.09
(0.41)       53,289           0.81           5.59          47.62
26.31        42,214           0.72           4.85          56.80
10.57        29,223           0.76           4.81          27.68
(0.87)       21,493           0.08           5.56          84.74


3.23%        $9,893           0.44%          2.99%         55.74%
3.50         10,848           0.70           5.88          112.60
14.93        10,532           0.62           6.16          74.53
(2.21)       9,259            0.61           5.85          205.35
8.07         9,409            0.41           5.92          74.16
7.20         7,668            0.19           6.94          35.11
14.93        6,396            0.17           8.62          44.82
7.58         5,552            0.20           8.86          62.40
15.43        4,457            0.29           8.13          92.94
7.64         3,390            0.24           7.97          174.32
(0.62)       2,567            0.14           7.96          53.28

                  Ratio to Average Net Assets before
                  Waived and Reimbursed Expenses:
Average
Commissions                       Ratio of
Paid per Equity    Ratio of       Net Investment
Shares Traded/4/   Expenses/5/    Income/5/

$0.0582            --             --
0.0587             --             --
--                 --             --
--                 --             --
--                 --             --
--                 --             --
--                 --             --
--                 --             --
--                 --             --
--                 --             --
--                 --             --


$0.0586            --             --
0.0587             --             --
--                 --             --
--                 --             --
--                 --             --
--                 --             --
--                 --             --
--                 --             --
--                 --             --
--                 --             --
--                 0.64%          5.00%


--                 0.44%          2.99%
--                 0.91           5.67
--                 0.88           5.89
--                 0.92           5.54
--                 0.87           5.46
--                 1.21           5.92
--                 1.49           7.30
--                 1.64           7.42
--                 1.52           6.90
--                 0.92           7.29
--                 0.87           7.23

(Financial Highlights continued)

/1/The "Net Investment Income" per share and the "Net gains (losses) on Securities - realized and unrealized" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations.

/2/The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

/3/If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

/4/"Average Commission Paid per Equity Shares Traded" represents the average brokerage commission paid on equity transactions entered into during the period for trades where commissions were applicable. This disclosure is not applicable for years beginning prior to December 31, 1995. The Income and Short-Term Funds do not have equity transactions.

/5/Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect commission credits.

/6/Certain expenses for the Income and Short-Term Funds were assumed or waived by Horace Mann Investors, Inc. through December 31, 1996 and through June 30, 1997, respectively. The investment advisory expenses for the Income and Short-Term Funds were waived by CIGNA Investments from January 1, 1984 through October 31, 1989.

/7/Expenses for the Balanced Fund were assumed or waived by Horace Mann Investors, Inc. and CIGNA Investments through 1987.

/8/The Growth, Balanced, Income and Short-Term Funds' investment adviser was changed effective November 1, 1989.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

Financial Highlights (concluded)
June 30, 1997
PER-SHARE DATA

                                  Net Gains                      Less Distributions From:
          Net Asset               (Losses) on     Total Income
Year      Value,      Net         Securities -    (Loss) From    Net            Net                            Net Asset
Ended     Beginning   Investment  Realized and    Investments    Investment     Realized      Total            Value End
12/31     of Period   Income      Unrealized/1/   Operations/1/  Income         Gains         Distributions    of Period
SHORT-TERM FUND/6,8/
06/30/97  $10.03      $0.24       $0.01           $0.25          $--            $--           $--              $10.28
1996      10.00       0.50        (0.01)          0.49           0.46           --            0.46             10.03
1995      10.08       0.53        --              0.53           0.61           --            0.61             10.00
1994      10.07       0.39        --              0.39           0.38           --            0.38             10.08
1993      10.09       0.26        --              0.26           0.28           --            0.28             10.07
1992      10.10       0.33        --              0.33           0.34           --            0.34             10.09
1991      10.37       0.61        --              0.61           0.88           --            0.88             10.10
1990      10.73       0.85        0.01            0.86           1.22           --            1.22             10.37
1989      10.49       0.85        --              0.85           0.60           0.01          0.61             10.73
1988      10.25       0.69        --              0.69           0.45           --            0.45             10.49
1987      11.17       0.65        --              0.65           1.57           --            1.57             10.25

SMALL CAP GROWTH FUND/9/
06/30/97  $10.00      $--         $0.55           $0.55          $--           $--           $--              $10.55

INTERNATIONAL EQUITY FUND/9/
06/30/97  $10.00      $0.09       $0.45           $0.54          $--           $--           $--              $10.54

SOCIALLY RESPONSIBLE FUND/9/
06/30/97  $10.00      $0.07       $0.90           $0.97          $--           $--           $--              $10.97


RATIO/SUPPLEMENTAL
DATA
                             Ratio of       Ratio of                    Average
            Net Assets       Expenses       Net Income    Portfolio     Commissions
Total       End of Period    to Average     to Average    Turnover      Paid per Equity
Return/2,3/ (in millions)    Net Assets     Net Assets    Rate          Shares Traded/4/
2.49%       $1,386           0.26%          2.39%         0.00%         --
5.02        1,229            0.53           4.93          0.00          --
5.25        1,006            0.84           5.11          0.00          --
3.89        1,114            0.49           3.78          0.00          --
2.53        1,110            0.61           2.56          0.00          --
3.30        1,131            0.51           3.16          0.00          --
5.93        1,076            0.43           5.88          0.00          --
7.89        1,195            0.38           7.57          0.00          --
8.27        1,175            0.46           7.83          0.00          --
6.74        1,140            0.37           6.50          0.00          --
5.80        852              0.21           5.68          0.00          --


5.50%       $3,528           0.35%          (0.06)%       15.36%        $0.2507


5.40%       $2,346           0.24%          0.94%         0.00%         $0.3351


9.70%       $2,093           0.27%          0.67%         0.50%         $0.0299

Ratio to Average Net Assets before
  Waived and Reimbursed Expenses:

               Ratio of
Ratio of       Net Investment
Expenses/5/    Income/5/
1.06%          1.59%
2.44           3.02
2.35           3.60
2.36           1.91
2.42           0.75
3.44           0.23
4.45           1.86
4.46           3.49
3.29           5.00
1.48           5.39
1.53           4.36


0.56%          (0.37)%


0.77%          0.41%


0.73%          0.21%


/1/The "Net Investment Income" per share and the "Net gains (losses) on Securities - realized and unrealized" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations.

/2/The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

/3/If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

/4/"Average Commission Paid per Equity Shares Traded" represents the average brokerage commission paid on equity transactions entered into during the period for trades where commissions were applicable. This disclosure is not applicable for years beginning prior to December 31, 1995. The Income and Short-Term Funds do not have equity transactions.

/5/Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect commission credits.

/6/Certain expenses for the Income and Short-Term Funds were assumed or waived by Horace Mann Investors, Inc. through December 31, 1996 and through June 30, 1997, respectively. The investment advisory expenses for the Income and Short-Term Funds were waived by CIGNA Investments from January 1, 1984 through October 31, 1989.

/7/Expenses for the Balanced Fund were assumed or waived by Horace Mann Investors, Inc. and CIGNA Investments through 1987.

/8/The Growth, Balanced, Income and Short-Term Funds' investment adviser was changed effective November 1, 1989.

/9/Certain expenses for the Small Cap Growth, International Equity and Socially Responsible Funds were assumed and/or waived by Horace Mann Investors since their beginning, March 10, 1997.

HORACE MANN MUTUAL FUNDS               1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

(pie chart)
Cash & Short-Term Investments 2.6%
Common Stocks 97.4%

                                                             Statement of Investments
                                                             Horace Mann Growth Fund
                                                                 June 30, 1997

                                                              Number            Market
                                                              of Shares         (000)
COMMON STOCKS
Aerospace/Defense  8.02%
   Boeing Co.                                                 235,600           $12,501
   Gulfstream Aerospace Corp.*                                97,400            2,873
   Northrop Grumman Corp.                                     215,800           18,950
   Precision Castparts Corp.                                  128,800           7,680
                                                                                42,004
Auto/Accessories  2.96%
   Goodyear Tire & Rubber Co. (The)                           245,300           15,531

Banks/Financial Services  6.28%
   BankAmerica Corp.                                          112,800           7,283
   Chase Manhattan Corp.                                      24,000            2,329
   Citicorp                                                   67,365            8,122
   First Union Corp.                                          49,900            4,616
   MoneyGram Payment Systems, Inc.*                           3,200             50
   Morgan Stanley, Dean Witter, Discover & Co.                78,800            3,393
   National City Corp.                                        135,400           7,108
                                                                                32,901
Business Services  2.79%
   Fluor Corporation                                          136,000           7,505
   Foster Wheeler Corp.                                       162,300           6,573
   Ikon Office Solutions Inc.                                 21,600            539
                                                                                14,617
Chemicals  6.64%
   Air Products & Chemicals, Inc.                             124,300           10,099
   Ferro Corp.                                                98,500            3,651
   Geon Co.                                                   70,100            1,420
   IMC Global Inc.                                            330,900           11,581
   Nalco Chemical Co.                                         207,600           8,019
                                                                                34,770
Communications  3.94%
   AT & T Corp.                                               170,000           5,961
   NYNEX Corp.                                                102,600           5,912
   SBC Communications Inc.                                    142,000           8,786
                                                                                20,659
Consumer Staples  4.16%
   Flowers Industries, Inc.                                   439,950           7,397
   Kimberly-Clark Corp.                                       222,600           11,074
   Universal Corp. (Va.)                                      104,000           3,302
                                                                                21,773
Energy  6.39%
   Ashland Inc.                                               20,000            927
   Enron Oil & Gas Co.                                        210,900           3,822
   Noble Drilling Corp.*                                      332,700           7,507
   Seagull Energy Corp.*                                      212,000           3,710
   Union Texas Petroleum Holdings Inc.                        322,900           6,761
   USX-Marathon Group                                         371,900           10,739
                                                                                33,466
Entertainment Products  2.96%
   Brunswick Corp.                                            218,800           6,837
   Eastman Kodak Co.                                          113,200           8,688
                                                                                15,525



                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS               1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                            Horace Mann Growth Fund
                                 June 30, 1997

(Common Stocks continued)                                     Number of         Market
                                                              Shares            (000)
Health Care/Pharmaceuticals  8.56%
   Baxter International Inc.                                  100,400           $5,246
   Columbia/HCA Healthcare Corp.                              89,600            3,522
   DePuy, Inc.*                                               168,300           3,871
   Mallinckrodt, Inc.                                         292,100           11,100
   Pharmacia & Upjohn Inc.                                    308,800           10,731
   Value Health, Inc.*                                        295,400           5,982
   Wellpoint Health Networks, Inc. - A*                       96,100            4,409
                                                                                44,861
Information Technology/Equipment  5.16%
   Harris Corp. (Del.)                                        70,000            5,880
   International Business Machines Corp.                      186,800           16,847
   Seagate Technology, Inc.*                                  122,700           4,317
                                                                                27,044
Insurance  7.84%
   Aetna Inc.                                                 32,000            3,276
   Allstate Corp.                                             231,890           16,928
   Chubb Corp.                                                131,200           8,774
   NAC Re Corp.                                               115,300           5,578
   Travelers Group, Inc.                                      103,200           6,508
                                                                                41,064
Manufacturing (Diversified)  6.28%
   Caterpillar Inc.                                           51,100            5,487
   Cooper Industries Inc.                                     86,900            4,323
   Deere & Co.                                                261,200           14,333
   JLK Direct Distribution Inc. - A*                          1,900             49
   Kennametal Inc.                                            64,700            2,782
   Minnesota Mining & Mfg Co.                                 22,300            2,275
   New Holland NV                                             133,500           3,654
                                                                                32,903
Metals & Mining  5.86%
   Alcan Aluminum Ltd.                                        137,300           4,762
   Alumax Inc.*                                               168,900           6,408
   Aluminum Co. of America                                    167,000           12,588
   Phelps Dodge Corp.                                         81,800            6,968
                                                                                30,726
Paper & Forest Products  2.05%
   Mead Corp.                                                 145,200           9,039
   Sonoco Products Co.                                        56,200            1,711
                                                                                10,750
Retail/Apparel  6.36%
   May Department Stores Co.                                  141,900           6,705
   Penney (J.C.) Co., Inc.                                    102,800           5,365
   Rite-Aid Corp.                                             128,000           6,384
   The Sports Authority, Inc.*                                34,100            658
   Tommy Hilfiger Corp.*                                      157,000           6,309
   Toys "R" Us, Inc.*                                         143,900           5,036
   Wal-Mart Stores, Inc.                                      84,000            2,840
                                                                                33,297
Transportation/Travel  5.03%
   America West Holdings Corp. - B*                           308,500           4,473
   Canadian National Railway Co.                              53,000            2,319
   CSX Corp.                                                  123,400           6,849
   Delta Air Lines, Inc.                                      47,300            3,879
   Pittston Burlington Group                                  110,650           3,112
   Ryder Systems, Inc.                                        173,500           5,725
                                                                                26,357


                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                     1997 FUNDS SEMIANNUAL REPORT

                     Statement of Investments (concluded)
                            Horace Mann Growth Fund
                                 June 30, 1997

(Common Stocks concluded)                                     Number of         Market
                                                              Shares            (000)
Utilities/Electric & Gas  6.15%
   Central & South West Corp.                                 204,000           $4,335
   Equitable Resources, Inc.                                  170,700           4,844
   GPU, Inc.                                                  174,400           6,257
   Illinova Corp.                                             168,400           3,705
   MCN Energy Group Inc.                                      213,900           6,551
   New England Electric System                                117,100           4,333
   New York State Electric & Gas Corp.                        107,000           2,234
                                                                                32,259

Total Common Stocks  97.43%                                                     $510,507
   (Cost $345,826)


SHORT-TERM INVESTMENTS                                        Principal
                                                              Amount            Market
Repurchase Agreement                                          (000)             (000)
   Lehman Brothers
   6.00%, 07/01/97, (secured
   by $17,877,057 US Treasury
   Strip, 08/15/14)                                           $17,179           $17,179

Total Short-Term Investments  3.28%                           17,179            17,179
   (Cost $17,179)

Total Investments   100.71%                                                     527,686
   (Cost $428,051)

Liabilities in Excess of
   Cash and Other Assets  (0.71)%                                               (3,718)

Net Assets  100.00%                                                             $523,968


* Non-income producing during the six months ended June 30, 1997.


                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

(pie chart)
U.S. and Foreign Corporate Bonds/Notes 9.8%
Cash & Short-Term Investments 2.0%
Municipal Bonds 0.7%
U.S. & Foreign Government & Agency Obligations 21.2%
Common Stock 66.3%


                           Statement of Investments
                           Horace Mann Balanced Fund
                                 June 30, 1997


                                                              Number of         Market
                                                              Shares            (000)
COMMON STOCKS
Aerospace/Defense  5.28%
   Boeing Co.                                                 101,800           $5,402
   Gulfstream Aerospace Corp.*                                47,500            1,401
   Northrop Grumman Corp.                                     94,600            8,307
   Precision Castparts Corp.                                  56,400            3,363
                                                                                18,473
Auto/Accessories  2.04%
   Goodyear Tire & Rubber Co. (The)                           112,500           7,123

Banks/Financial Services  4.43%
   BankAmerica Corp.                                          54,600            3,525
   Chase Manhattan Corp.                                      12,000            1,165
   Citicorp                                                   30,659            3,696
   First Union Corp.                                          23,300            2,155
   MoneyGram Payment Systems, Inc.*                           600               10
   Morgan Stanley, Dean Witter, Discover & Co.                38,200            1,645
   National City Corp.                                        62,900            3,302
                                                                                15,498
Business Services  1.85%
   Fluor Corporation                                          62,800            3,466
   Foster Wheeler Corp.                                       68,200            2,762
   Ikon Office Solutions Inc.                                 9,800             244
                                                                                6,472
Chemicals  4.62%
   Air Products & Chemicals, Inc.                             60,900            4,948
   Ferro Corp.                                                49,600            1,838
   Geon Co.                                                   33,700            682
   IMC Global Inc.                                            148,600           5,201
   Nalco Chemical Co.                                         90,000            3,476
                                                                                16,145
Communications  2.57%
   AT & T Corp.                                               77,900            2,731
   NYNEX Corp.                                                45,800            2,639
   SBC Communications Inc.                                    58,300            3,607
                                                                                8,977
Consumer Staples  3.03%
   Flowers Industries, Inc.                                   226,200           3,803
   Kimberly-Clark Corp.                                       104,800           5,214
   Universal Corp. (Va.)                                      49,100            1,559
                                                                                10,576

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS               1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                     Statement of Investments (continued)
                           Horace Mann Balanced Fund
                                 June 30, 1997

(Common Stocks continued)                                     Number of         Market
                                                              Shares            (000)
Energy  4.71%
   Ashland Inc.                                               10,000            $ 464
   Enron Oil & Gas Co.                                        102,100           1,851
   Noble Drilling Corp.*                                      162,200           3,660
   Seagull Energy Corp.*                                      104,300           1,825
   Union Texas Petroleum Holdings Inc.                        152,900           3,201
   USX-Marathon Group                                         189,100           5,460
                                                                                16,461
Entertainment Products  1.98%
   Brunswick Corp.                                            100,100           3,128
   Eastman Kodak Co.                                          49,600            3,807
                                                                                6,935
Health Care/Pharmacueticals  5.87%
   Baxter International Inc.                                  37,800            1,975
   Columbia/HCA Healthcare Corp.                              44,500            1,749
   DePuy, Inc.*                                               84,300            1,939
   Mallinckrodt, Inc.                                         130,500           4,959
   Pharmacia & Upjohn Inc.                                    142,200           4,942
   Value Health, Inc.*                                        146,600           2,969
   Wellpoint Health Networks, Inc. - A*                       43,100            1,977
                                                                                20,510
Information Technology/Equipment  3.16%
   Harris Corp. (Del.)                                        27,800            2,335
   International Business Machines Corp.                      75,200            6,782
   Seagate Technology, Inc.*                                  55,200            1,942
                                                                                11,059
Insurance  5.56%
   Aetna Inc.                                                 15,800            1,618
   Allstate Corp.                                             108,002           7,884
   Chubb Corp.                                                60,800            4,066
   NAC Re Corp.                                               57,200            2,767
   Travelers Group, Inc.                                      49,400            3,115
                                                                                19,450
Manufacturing (Diversified)  4.38%
   Caterpillar Inc.                                           23,300            2,502
   Cooper Industries Inc.                                     42,400            2,109
   Deere & Co.                                                117,800           6,464
   JLK Direct Distribution Inc. - A*                          800               21
   Kennametal Inc.                                            29,400            1,264
   Minnesota Mining & Mfg Co.                                 11,300            1,153
   New Holland NV                                             66,200            1,812
                                                                                15,325
Metals & Mining  3.99%
   Alcan Aluminum Ltd.                                        63,800            2,213
   Alumax Inc.*                                               77,600            2,944
   Aluminum Co. of America                                    74,600            5,623
   Phelps Dodge Corp.                                         37,400            3,186
                                                                                13,966
Paper & Forest Products  1.36%
   Mead Corp.                                                 64,200            3,997
   Sonoco Products Co.                                        24,700            752
                                                                                4,749

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                     Statement of Investments (continued)
                           Horace Mann Balanced Fund
                                 June 30, 1997

(Common Stocks concluded)                                     Number of         Market
                                                              Shares            (000)
Retail/Apparel  4.26%
   May Department Stores Co.                                  65,300            $3,085
   Penney (J.C.) Co., Inc.                                    43,400            2,265
   Rite-Aid Corp.                                             56,000            2,793
   The Sports Authority, Inc.*                                15,400            297
   Tommy Hilfiger Corp.*                                      70,300            2,825
   Toys "R" Us, Inc.*                                         65,600            2,296
   Wal-Mart Stores, Inc.                                      40,000            1,353
                                                                                14,914
Transportation/Travel  3.17%
   America West Holdings Corp. - B*                           137,200           1,989
   Canadian National Railway Co.                              27,100            1,186
   CSX Corp.                                                  55,400            3,075
   Delta Air Lines, Inc.                                      14,400            1,181
   Pittston Burlington Group                                  38,600            1,086
   Ryder Systems, Inc.                                        77,600            2,561
                                                                                11,078
Utilities/Electric & Gas  4.08%
   Central & South West Corp.                                 89,000            1,891
   Equitable Resources, Inc.                                  76,600            2,174
   GPU, Inc.                                                  74,400            2,669
   Illinova Corp.                                             55,300            1,217
   MCN Energy Group Inc.                                      99,500            3,047
   New England Electric System                                56,300            2,083
   New York State Electric & Gas Corp.                        56,700            1,184
                                                                                14,265

Total Common Stocks  66.34%                                                     $231,976
   (Cost $184,089)
                                                              Principal
                                                              Amount            Market
                                                              (000)             (000)

U.S. AND FOREIGN GOVERNMENT
AND AGENCY OBLIGATION
Treasury Bonds/Notes
      6.50%, 10/15/06                                         $3,000            $2,987
     10.375%, 11/15/09                                        5,000             6,077
     12.00%, 08/15/13                                         10,000            14,077

AGENCIES
   Federal Home Loan Mortgage Corporation
      7.84%, 06/09/06                                         1,500             1,515
   Federal National Mortgage Association
      7.850%, 09/10/04                                        1,000             1,022
      7.840%, 06/09/06                                        300               303
      7.790%, 09/27/06                                        1,000             1,009
   Private Export Fdg Corp.
      7.30%, 01/31/02                                         8,000             8,235


Federal Home Loan Mortgage Corporation
   (Mortgage Backed Securities)
      9.50%, 07/01/01                                         7                 7
      9.50%, 08/01/01                                         5                 6
      9.50%, 09/01/01                                         11                11
      9.50%, 10/01/01                                         23                24
      8.50%, 06/01/02                                         17                17

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                           Horace Mann Balanced Fund
                                 June 30, 1997

(U.S. & Foreign Government and Agency Obligations            Principal
continued)                                                   Amount             Market
                                                             (000)              (000)
      9.25%, 11/01/02                                         $26               $28
      8.25%, 10/01/07                                         63                65
      8.25%, 11/01/07                                         68                69
      8.75%, 05/01/08                                         63                66
      8.50%, 08/01/08                                         83                86
      9.00%, 09/01/08                                         70                74
      8.00%, 09/01/09                                         58                60
      8.00%, 04/01/10                                         70                72
      7.00%, 09/01/10                                         22                22
      7.00%, 10/01/10                                         131               132
      7.00%, 12/01/10                                         129               130
      7.00%, 01/01/11                                         2,410             2,413
      7.00%, 02/01/11                                         3,106             3,108
      6.50%, 03/01/11                                         4,525             4,443
      7.00%, 03/01/11                                         5,719             5,719
      7.00%, 04/01/11                                         1,803             1,803
      7.00%, 07/01/11                                         1,395             1,394

Federal National Mortgage Association
   (Mortgage Backed Securities)
      8.00%, 07/01/98                                         92                93
      8.75%, 02/01/10                                         331               346
     10.25%, 07/01/13                                         34                36
      8.00%, 08/01/14                                         1,413             1,455
      8.50%, 09/01/14                                         735               770
      8.50%, 01/01/15                                         619               648
      8.50%, 03/01/15                                         564               587
      7.50%, 10/01/22                                         979               986
      7.50%, 01/01/23                                         866               874
      7.50%, 07/01/23                                         366               370
      7.50%, 04/01/24                                         577               580
      7.50%, 05/01/24                                         182               184
      7.50%, 06/01/24                                         461               464
      7.50%, 08/01/24                                         618               621
      7.50%, 09/01/24                                         810               814
      7.50%, 10/01/24                                         634               638
      7.50%, 02/01/25                                         157               158
      7.50%, 04/01/25                                         1,174             1,181

Government National Mortgage Association
   (Mortgage Backed Securities)
     11.00%, 12/15/00                                         33                35
      9.50%, 08/20/01                                         42                44
      9.50%, 10/20/01                                         39                41
      9.50%, 07/20/02                                         56                59
      9.50%, 12/20/02                                         52                56
      9.50%, 01/20/03                                         29                30
      9.50%, 02/20/03                                         39                41
      9.50%, 05/20/03                                         66                70
      9.50%, 08/20/03                                         64                68
      9.50%, 09/20/03                                         102               108
      9.50%, 11/20/03                                         41                43
      9.50%, 09/20/04                                         28                30
      8.25%, 05/15/06                                         115               119
     12.00%, 03/15/15                                         37                42
      8.50%, 01/15/20                                         40                42
      8.50%, 02/15/21                                         245               258
      8.50%, 06/15/21                                         155               163

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                           Horace Mann Balanced Fund
                                 June 30, 1997

(U.S. & Foreign Government and Agency Obligations             Principal
concluded)                                                    Amount            Market
                                                              (000)             (000)
      8.50%, 08/15/21                                         20                21
      8.00%, 05/20/22                                         484               496
      8.50%, 04/15/23                                         254               266

Collateralized Mortgage Obligation
   (Planned Amortization Class)(Note 3)
   FNMA 1993-182 Class H
   5.00%, 09/25/23                                            1,709             1,540

Foreign (U.S. dollar denominated)
   Province of Quebec
      7.00%, 01/30/07                                         1,500             1,486
   Republic of Argentina
     11.375%, 01/30/17                                        1,500             1,669
   Republic of Columbia
      7.625%, 02/15/07                                        1,500             1,464

Total U.S. and Foreign Government and
   Agency Obligations  21.15%                                 $68,366           $73,970
   (Cost $73,531)

MUNICIPAL BONDS
   Horry Cnty Sc Arpt Rev
      7.38%, 07/01/12                                         1,450             1,451
   Oxnard Calif Un High Sch Dist
      7.78%, 08/01/17                                         1,000             1,032

Total Municipal Bonds  0.71%                                  $2,450            $2,483
   (Cost $2,481)

U.S. AND FOREIGN
CORPORATE BONDS/NOTES
   Advanced Micro Devices Inc.
     11.00%, 08/01/03                                         250               278
   AK Steel Corp.
      9.125%, 12/15/06                                        250               255
   AMR Corp.
      9.00%, 09/15/16                                         750               824
   Amtrol Inc.
     10.625%, 12/31/06                                        140               145
   Astor Corp.
     10.50%, 10/15/06                                         150               162
   Bankers Trust NY Corp.
      8.25%, 05/01/05                                         1,500             1,591
   Banponce Corp.
      6.75%, 12/15/05                                         1,460             1,413
   Bell & Howell Co. (New)
      0.00%, 03/01/05                                         250               200
   Beneficial Corp.
     12.875%, 08/01/13                                        261               291
   Big Flower Press
     10.75%, 08/01/03                                         120               127
   Boeing Co.
      6.35%, 06/15/03                                         750               734
   BWay Corp.
     10.25%, 04/15/07                                         25                27
   Cablevision Systems Corp.
      9.25%, 11/01/05                                         150               154

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                           Horace Mann Balanced Fund
                                 June 30, 1997

(U.S. & Foreign Corporate Bonds/Notes continued)              Principal
                                                              Amount            Market
                                                              (000)             (000)
   Cabot Safety Corp.
     12.50%, 07/15/05                                         $150              $169
   Calmar Inc.
     11.50%, 08/15/05                                         110               119
   Chancellor Radio Broadcasting Co.
      9.375%, 10/01/04                                        150               154
   Chevy Chase Bank F.S.B.
      9.25%, 12/01/08                                         100               100
   Citicorp
      6.75%, 08/15/05                                         1,000             984
   Clark-Schwebel Inc.
     10.50%, 04/15/06                                         230               243
   CMS Energy Corp.
      8.125%, 05/15/02                                        150               151
   Collins & Aikman Products Co.
     11.50%, 04/15/06                                         200               225
   Comcast Corp.
      9.375%, 05/15/05                                        100               105
   Container Corp of America
      9.75%, 04/01/03                                         170               178
   Cross Timbers Oil Co.
      9.25%, 04/01/07                                         250               256
   Echostar DBS Corp.
     12.50%, 07/01/02                                         90                89
   El Paso Electric Co.
      8.90%, 02/01/06                                         100               106
   Essex Group
     10.00%, 05/01/03                                         250               263
   Exide Corp.
     10.00%, 04/15/05                                         50                52
   Fairchild Semiconductor Corp.
     10.125%, 03/15/07                                        250               265
   Falcon Building Products Inc.
      9.50%, 06/15/07                                         45                45
   Falcon Drilling Co.
      8.875%, 03/15/03                                        200               202
   Farmers Ins. Exch.
      8.625%, 05/01/24                                        1,500             1,533
   Federal-Mogul Co.
      8.80%, 04/15/07                                         200               208
   First Financial Caribbean
      7.84%, 10/10/06                                         665               671
   First Nationwide Hldgs
     12.50%, 04/15/03                                         100               111
   First National Bank of Boston
      8.00%, 09/15/04                                         1,000             1,047
   Flores & Rucks Inc.
      9.75%, 10/01/06                                         100               104
   Fonda Group Inc.
      9.50%, 03/01/07                                         100               96
   Granite Broadcasting Corp.
     10.375%, 05/15/05                                        25                25
   GS Technologies Inc.
     12.25%, 10/01/05                                         200               218
   Hayes Wheels International Inc.
      9.125%, 07/15/07                                        150               150
   Howmet Corp.
     10.00%, 12/01/03                                         110               119

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                           Horace Mann Balanced Fund
                                 June 30, 1997

(U.S. & Foreign Corporate Bonds/Notes continued)              Principal
                                                              Amount            Market
                                                              (000)             (000)
   Husky Oil Ltd.
      7.125%, 11/15/06                                        $1,000            $988
   Integrated Health Services Inc.
      9.50%, 09/15/07                                         60                61
   International Wire Group Inc.
     11.75%, 06/01/05                                         150               163
   Jacor Communications Co.
      9.75%, 12/15/06                                         60                62
   Jacor Communications Co.
      8.75%, 06/15/07                                         80                79
   Johnstown America Inds Inc.
     11.75%, 08/15/05                                         50                50
   K & F Industries Inc.
     10.375%, 09/01/04                                        100               106
   Key Plastics Inc.
     10.25%, 03/15/07                                         200               210
   Kindercare Learning Centers Inc.
      9.50%, 02/15/09                                         150               146
   Korea Telecom
      7.625%, 04/15/07                                        1,500             1,515
   LDM Technologies Inc.
     10.75%, 01/15/07                                         100               105
   Leiner Health Products Inc.
      9.625%, 07/10/07                                        20                20
   Lumbermens Mutual Casualty Co.
      9.15%, 07/01/26                                         2,000             2,194
   Marcus Cable Operating Co.
      0.00%, 08/01/04                                         150               130
   McDermott J Ray SA
      9.375%, 07/15/06                                        50                51
   Muzak LP/Muzak Capital
     10.00%, 10/01/03                                         250               267
   Navistar Financial Corp.
      9.00%, 06/01/02                                         145               149
   Neenah Corp.
     11.125%, 05/01/07                                        150               159
   News America Holdings Inc.
      8.00%, 10/17/16                                         2,000             1,980
   NRG Energy Inc.
      7.50%, 06/15/07                                         1,550             1,552
   NS Group Inc.
     13.50%, 07/15/03                                         80                90
   Olympic Financial LTD
     11.50%, 03/15/07                                         100               102
   Owens & Minor Inc.
     10.875%, 06/01/06                                        100               112
   Owens-Illinois Inc.
      8.10%, 05/15/07                                         65                66
   Packard Bioscience Inc.
      9.375%, 03/01/07                                        200               200
   Pierce Leahy Corp.
      9.125%, 07/15/07                                        55                55
   Pioneer Americas Acquisition Corp.
      9.25%, 06/15/07                                         80                79
   Plains Resources Inc.
     10.25%, 03/15/06                                         250               265
   Pride Petroleum Services Inc.
      9.375%, 05/01/07                                        100               105

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                           Horace Mann Balanced Fund
                                 June 30, 1997

(U.S. & Foreign Corporate Bonds/Notes continued)              Principal
                                                              Amount            Market
                                                              (000)             (000)
   Quorum Health Group Inc.
      8.75%, 11/01/05                                         $100              $104
   Republic NY Corp.
      9.30%, 06/01/21                                         1,700             2,009
   Rexene Corp.
     11.75%, 12/01/04                                         250               288
   Rifkin ACQ Partners LP
     11.125%, 01/15/06                                        50                53
   Roller Bearing Co America Inc.
      9.625%, 06/15/07                                        50                51
   SD Warren Co.
     12.00%, 12/15/04                                         100               111
   Sheffield Steel Corp.
     12.00%, 11/01/01                                         15                14
   Silgan Corp.
      9.00%, 06/01/09                                         250               253
   Southwestern Bell Telephone Co.
      5.55%, 03/10/98                                         400               399
   Standard Pacific Corp.
      8.50%, 06/15/07                                         115               115
   Sweetheart Cup Inc.
     10.50%, 09/01/03                                         25                25
   Teleport Communications Group
      0.00%, 07/01/07                                         150               108
   Terra Industries
     10.50%, 06/15/05                                         35                38
   Unisys Corp.
     11.75%, 10/15/04                                         100               109
   United Air Lines Inc.
     10.67%, 05/01/04                                         572               671
   Weirton Steel Corp.
     11.375%, 07/01/04                                        250               268
   Westpoint Stevens Inc.
      8.75%, 12/15/01                                         100               103
   World Color Press Inc.
      9.125%, 03/15/03                                        50                51

Asset Backed
   Banc One Auto Grantor Trust 96-B A
      6.55%, 02/15/03                                         817               821
   Ford Credit Grantor Trust 93-B A
      4.30%, 07/15/98                                         20                20
   Ford Credit Grantor Trust 95-B A
      5.90%, 10/15/00                                         961               959
   IBM Credit Rec Lease Asset Mas Trust
      4.55%, 11/15/00                                         462               461
   Premier Auto Trust 93-6 A2
      4.65%, 11/02/99                                         171               170
   Premier Auto Trust 94-1 A3
      4.75%, 02/02/00                                         412               411
   Premier Auto Trust 94-2 A3
      6.35%, 05/02/00                                         337               338

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                     Statement of Investments (concluded)
                           Horace Mann Balanced Fund
                                 June 30, 1997

(U.S. & Foreign Corporate Bonds/Notes concluded)              Principal
                                                              Amount            Market
Collateralized Mortgage Obligation                            (000)             (000)
(Planned Amortization Class) (Note 3)
   GE Capital MTG Services, Inc. 1994-15 Class A5
      6.00%, 04/25/09                                         $1,000            $938

Total U.S. and Foreign Corporate Bonds/Notes 9.76%            $33,088           $34,138
   (Cost $33,073)


SHORT-TERM INVESTMENTS
Repurchase Agreement
   Lehman Brothers
   6.00%, 07/01/97, (secured
   by $5,559,563 US Treasury
   Strip, 11/15/21)                                           5,346             5,346

Total Short-Term Investments 1.53%                            $5,346            $5,346
   (Cost $5,346)

Total Investments 99.49%                                                        347,913
   (Cost $299,297)

Cash and Other Assets in Excess
   of Liabilities  0.51%                                                        1,786

Net Assets 100.00%                                                              $349,699

* Non-income producing during the six months ended June 30, 1997.

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

(pie chart)
Cash & Short-Term Investments 2.0%
Municipal Bonds 1.2%
U.S. & Foreign Corporate Bonds/Notes 27.6%
U.S. & Foreign Government & Agency Obligations 69.2%

                           Statement of Investments
                            Horace Mann Income Fund
                                 June 30, 1997

                                                     Principal
                                                     Amount            Market
                                                     (000)             (000)
U.S. AND FOREIGN GOVERNMENT
AND AGENCY OBLIGATIONS
Treasury Bonds/Notes
      6.25%, 10/31/01                                $200              $199
      7.875%, 11/15/04                               650               701
     12.00%, 08/15/13                                1,000             1,408

AGENCIES
  Federal Home Loan Mortgage Corporation
      7.84%, 06/09/06                                150               151
  Government Backed Trust
      9.625%, 05/15/02                               105               112

Federal Home Loan Mortgage Corporation
  (Mortgage Backed Securities)
      9.50%, 03/01/01                                31                32
      9.50%, 06/01/01                                13                13
      9.50%, 08/01/01                                12                13
      9.50%, 10/01/01                                11                11
      7.00%, 11/01/03                                44                44
      7.00%, 07/01/10                                491               492
      7.00%, 12/01/10                                44                44
      7.00%, 01/01/11                                352               352
      6.50%, 03/01/11                                362               355
      7.00%, 03/01/11                                687               687
      7.00%, 04/01/11                                773               773
      7.00%, 07/01/11                                181               181
      8.00%, 12/01/11                                14                14

Federal National Mortgage Association
  (Mortgage Backed Securities)
      8.00%, 11/01/09                                19                19
      8.00%, 10/01/14                                97                100
      8.00%, 01/01/17                                109               113
      7.75%, 04/01/17                                182               184

Government National Mortgage Association
  (Mortgage Backed Securities)
     11.50%, 03/15/10                                12                14
     12.00%, 03/15/14                                4                 5
     12.00%, 04/15/14                                4                 4
     12.00%, 12/15/14                                17                20
     12.00%, 02/15/15                                3                 4
     12.00%, 03/15/15                                14                16
     12.00%, 04/15/15                                8                 10
     12.50%, 04/15/15                                4                 5
     12.00%, 06/15/15                                11                13
     12.00%, 07/15/15                                11                12
     12.00%, 11/15/15                                14                17
      9.50%, 08/15/17                                142               154

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                            Horace Mann Income Fund
                                 June 30, 1997

(U.S. & Foreign Government and Agency Obligations
concluded)                                           Principal
Collateralized Mortgage Obligation                   Amount            Market
  (Planned Amortization Class)(Note 3)               (000)             (000)
   FHLMC 1737-Class E
      6.00%, 12/15/17                                $220              $216

Foreign (U.S. dollar denominated)
   Republic of Argentina
     11.375%, 01/30/17                               150               167
   Republic of Columbia
      7.625%, 02/15/07                               200               195

Total U.S. and Foreign Government and
  Agency Obligations  69.24%                         6,341             6,850
  (Cost $6,769)


MUNICIPAL BONDS
   Horry Cnty SC Arpt Rev
      7.38%, 07/01/12                                120               120

Total Municipal Bonds  1.21%                         $120              $120
  (Cost $122)


U.S. AND FOREIGN
CORPORATE BONDS/NOTES
   AMR Corp.
      9.00%, 09/15/16                                126               138
   Banponce Corp.
      6.75%, 12/15/05                                200               194
   BankAmerica Corp.
      6.85%, 03/01/03                                150               150
   Farmers Ins. Exch.
      8.625%, 05/01/24                               150               153
   First Financial Caribbean
      7.84%, 10/10/06                                100               101
   Husky Oil Ltd.
      7.125%, 11/15/06                               200               198
   Korea Telecom
      7.625%, 04/15/07                               200               202
   Lumbermens Mutual Casualty Co.
      9.15%, 07/01/26                                200               219
   NCNB Corp.
     10.20%, 07/15/15                                135               168
   News America Holdings Inc.
      8.00%, 10/17/16                                200               198
   NRG Energy Inc.
      7.50%, 06/15/07                                150               150
   Republic NY Corp.
      9.30%, 06/01/21                                165               195
   Time Warner Inc.
      9.625%, 05/01/02                               150               166
   United Air Lines Inc.
     10.67%, 05/01/04                                100               117

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                     Statement of Investments (concluded)
                            Horace Mann Income Fund
                                 June 30, 1997


(U.S. & Foreign Corporate Bonds/Notes concluded)     Principal
                                                     Amount            Market
                                                     (000)             (000)
Asset Backed
   Banc One Auto Grantor Trust 96-B A
      6.55%, 02/15/03                                $109              $109
   Ford Credit Grantor Trust 93-B A
      4.30%, 07/15/98                                8                 8
   Ford Credit Grantor Trust 95-B A
      5.90%, 10/15/00                                120               120

   IBM Credit Trust 93-1 A
      4.55%, 11/15/00                                68                68
   Premier Auto Trust 93-6 A2
      4.65%, 11/02/99                                34                34
   Premier Auto Trust 94-1 A3
      4.75%, 02/02/00                                41                41

Total U.S. and Foreign Corporate
  Bonds/Notes  27.59%                                $2,606            $2,729
  (Cost $2,705)

Total Investments  98.04%                                              $9,699
  (Cost $9,596)

Cash and Other Assets in Excess
  of Liabilities  1.96%                                                194

Net Assets  100.00%                                                    $9,893

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

(pie chart)
U.S. Agency Obligations 100%

                           Statement of Investments
                    Horace Mann Short-Term Investment Fund
                                 June 30, 1997

                                                              Principal
                                                              Amount                  Market
                                                              (000)                   (000)
U.S. AGENCY OBLIGATIONS
Federal Farm Credit Bank Discount Notes
  5.45%, 07/18/97                                             $100                    $100
  5.45%, 07/21/97                                             55                      55
  5.43%, 11/25/97                                             50                      49

Federal Home Loan Bank Discount Notes
  5.41%, 08/06/97                                             145                     144
  5.43%, 11/17/97                                             235                     230

Federal Home Loan Mortgage Corp. Discount Notes
  5.40%, 07/14/97                                             190                     190
  5.49%, 08/06/97                                             105                     104
  5.46%, 09/04/97                                             50                      49
  5.44%, 09/15/97                                             25                      25
  5.44%, 11/07/97                                             115                     113

Federal National Mortgage Association Discount Notes
  5.45%, 07/21/97                                             40                      40
  5.44%, 10/30/97                                             120                     118

Student Loan Marketing Discount Note
  5.42%, 07/31/97                                             170                     169

Total Investments  100.00%                                    $1,400                  $1,386
  (Cost $1,386)

Net Assets  100.00%                                                                   $1,386


                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

(pie chart)
Common Stock 100%

                           Statement of Investments
                       Horace Mann Small Cap Growth Fund
                                 June 30, 1997

                                                              Number of        Market
                                                              Shares           (000)
COMMON STOCKS
Auto/Accessories  1.11%
   Keystone Automotive Industries, Inc.*                      2,000            $34
   Racing Champions Corp.*                                    300              5
                                                                               39
Biotechnology  1.39%
   Molecular Dynamics, Inc.*                                  400              5
   QIAGEN N.V.*                                               500              24
   Serologicals Corp.*                                        900              20
                                                                               49
Building and Construction  0.68%
   Oakwood Homes Corp.                                        1,000            24

Business Services  6.69%
   AccuStaff, Inc.*                                           700              16
   Caribiner International, Inc.*                             1,000            33
   Comfort Systems USA, Inc.*                                 600              9
   Norrell Corp.                                              1,200            40
   Pre-Paid Legal Services, Inc.*                             1,400            30
   Quintiles Transnational Corp.*                             500              35
   Robert Half International, Inc.*                           1,000            47
   Sitel Corp.*                                               600              12
   Staff Leasing, Inc.*                                       300              6
   Whittman-Hart, Inc.*                                       300              8
                                                                               236
Educational Services  2.98%
   Apollo Group, Inc.- A*                                     1,600            56
   Strayer Education, Inc.                                    200              8
   Sylvan Learning Systems, Inc.                              1,200            41
                                                                               105
Electrical Equipment/Electronics  12.75%
   3D Labs Inc., Ltd.*                                        700              20
   Asyst Technologies, Inc.*                                  300              13
   Cymer, Inc.*                                               400              19
   DII Group, Inc.*                                           600              26
   Electronics for Imaging, Inc.*                             1,000            47
   Jabil Circuit, Inc.*                                       900              75
   Kent Electronics Corp.*                                    700              26
   Level One Communications, Inc.*                            500              19
   Micrel, Inc.*                                              300              15
   Micro Linear Corp.*                                        100              1
   Orbotech, Ltd.*                                            800              25
   Photronic, Inc.*                                           400              19
   Powerwave Technologies, Inc.*                              300              7
   QLogic Corp.*                                              1,000            25
   Semtech Corp.*                                             800              29
   Smart Modular Technologies, Inc.*                          400              14
   Triquint Semiconductor, Inc.*                              700              24
   Vitesse Semiconductor Corp.*                               1,400            46
                                                                               450
Energy  10.00%
   Atwood Oceanics, Inc.*                                     1,000            66
   Core Laboratories N.V.*                                    1,400            36
   Global Industries Ltd.*                                    2,000            47
   Marine Drilling Companies, Inc.*                           2,000            39
   Patterson Energy, Inc.*                                    1,000            45

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                       Horace Mann Small Cap Growth Fund
                                 June 30, 1997

(Common Stocks continued)                                     Number           Market
                                                              of Shares        (000)
   Petroleum Geo-Services ASA (ADR)*                          800              $39
   Reading & Bates Corp.*                                     600              16
   Sawtek Inc.*                                               400              13
   Trico Marine Services, Inc.*                               2,400            52
                                                                               353
Financial Services  2.07%
   E*TRADE Group, Inc.*                                       500              10
   The Money Store, Inc.                                      2,200            63
                                                                               73
Food Services  3.06%
   CKE Restaurants, Inc.                                      1,500            47
   Landry's Seafood Restaurants, Inc.*                        300              7
   Logan's Roadhouse, Inc.*                                   400              10
   Papa John's International, Inc.*                           1,200            44
                                                                               108
Health Care/Pharmaceuticals  18.91%
   Advanced Technology Laboratories, Inc.*                    300              13
   American Oncology Resources, Inc.*                         600              10
   Assisted Living Concepts*                                  300              8
   CRA Managed Care, Inc.*                                    1,500            78
   Dura Pharmaceuticals, Inc.*                                1,300            52
   FPA Medical Management, Inc.*                              1,400            33
   IMPATH, Inc.*                                              200              5
   Jones Medical Industries, Inc.                             1,500            71
   Medical Resources, Inc.*                                   900              15
   Medicis Pharmaceutical Corp. - A*                          1,550            77
   National Surgery Centers, Inc.*                            1,000            35
   Omnicare, Inc.                                             1,200            37
   Parexel International Corp.*                               1,200            38
   Pediatrix Medical Group*                                   800              36
   PhyCor, Inc.                                               1,000            34
   RehabCare Group, Inc.*                                     200              7
   Renal Care Group, Inc.*                                    400              17
   Sabratek Corp.*                                            1,200            34
   Safeskin Corp.*                                            1,500            44
   Sunrise Assisted Living, Inc.*                             400              14
   Theragenics Corp.*                                         400              9
                                                                               667
Hotels/Resorts  3.46%
   CapStar Hotel Co.*                                         1,100            35
   Doubletree Corp.*                                          300              12
   Signature Resorts, Inc.*                                   1,500            52
   Vistana, Inc.*                                             1,500            23
                                                                               122
Household Furnishings  0.34%
   O'Sullivan Industries Holdings, Inc.*                      700              12

Information Technology/Equipment  18.91%
   Apex PC Solutions, Inc.*                                   700              13
   Aspen Technology, Inc.*                                    1,300            49
   Baan Co. N.V.*                                             500              34
   Cambridge Technology Partners, Inc.*                       1,100            36
   CBT Group PLC (ADR)*                                       1,000            63
   Ciber, Inc.*                                               800              27
   DAOU Systems, Inc.*                                        500              8
   Engineering Animation, Inc.*                               300              10
   Great Plains Software, Inc.*                               300              8
   Harbinger Corp.*                                           500              14
   Imnet Systems, Inc.*                                       600              19

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                       Horace Mann Small Cap Growth Fund
                                 June 30, 1997

(Common Stocks continued)                                     Number           Market
                                                              of Shares        (000)
   Information Management Resources, Inc.*                    700              $32
   Infinity Financial Technology, Inc.*                       1,000            16
   JDA Software Group, Inc.*                                  1,000            34
   Manugistics Group, Inc.*                                   1,700            76
   ONTRACK Data International, Inc.*                          800              18
   Pegasystems Inc.*                                          500              16
   Radiant Systems, Inc.*                                     700              14
   Saville Systems Ireland PLC (ADR)*                         900              47
   Smallworldwide PLC (ADR)*                                  500              9
   Technology Solutions Co.*                                  300              12
   Transaction Systems Architects, Inc.- A*                   200              7
   Veritas Software Corp.*                                    800              40
   Visio Corp.*                                               800              56
   Xionics Document Technologies, Inc.*                       600              9
                                                                               667
Insurance  1.96%
   HCC Insurance Holdings, Inc.                               1,500            40
   United Wisconsin Services, Inc.                            100              3
   Vesta Insurance Group, Inc.                                600              26
                                                                               69
Leisure Time  3.20%
   Action Performance Companies, Inc.*                        1,400            34
   Anchor Gaming*                                             300              14
   Regal Cinemas, Inc.*                                       1,200            39
   Speedway Motorsports, Inc.*                                1,200            26
                                                                               113
Pollution Control  2.35%
   American Disposal Services, Inc.*                          1,500            33
   Superior Services, Inc.*                                   1,000            23
   United Waste Systems, Inc.*                                500              20
   Waste Industries, Inc.*                                    400              7
                                                                               83
Retail/Apparel  7.39%
   Burlington Coat Factory Warehouse*                         1,500            29
   Claire's Stores, Inc.                                      200              4
   Gadzooks, Inc.*                                            400              8
   Linens'N Things, Inc.*                                     400              12
   Pacific Sunwear of California*                             1,100            35
   Petco Animal Supplies, Inc.*                               300              9
   Pier 1 Imports, Inc.                                       900              24
   Rexall Sundown, Inc.*                                      1,000            39
   St. John Knits, Inc.*                                      1,200            65
   Stein Mart, Inc.*                                          1,200            36
                                                                               261
Telecommunication Services  7.39%
   Boston Technology, Inc.*                                   1,400            41
   Comverse Technology, Inc.*                                 1,500            78
   Melita International Corp.*                                200              2
   Natural Microsystems Corp.*                                1,300            47
   NICE-Systems Ltd. (ADR)*                                   1,000            30
   Tel-Save Holdings, Inc.*                                   3,400            51
   U.S. Long Distance Corp.*                                  700              12
                                                                               261
Tobacco  0.17%
   800-JR CIGAR, Inc.*                                        300              6


                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                     Statement of Investments (concluded)
                       Horace Mann Small Cap Growth Fund
                                 June 30, 1997

(Common Stocks concluded)                                     Number           Market
                                                              of Shares        (000)
Transportation  2.47%
   Expeditores International of Washington, Inc.              1,300            $37
   Rural/Metro Corp.*                                         1,000            29
   Swift Transportation Co., Inc.*                            700              21
                                                                               87

Total Common Stocks  107.28%                                                   $3,785
   (Cost $3,377)


SHORT-TERM INVESTMENTS                                        Principal
                                                              Amount           Market
                                                              (000)            (000)
Student Loan Marketing Discount Note
   5.75%, 07/01/97                                            $115             $115

Total Short-Term Investments  3.26%                           115              115
   (Cost $115)

Total Investments   110.54%                                                    3,900
   (Cost $3,492)

Liabilities in Excess of
   Cash and Other Assets  (10.54%)                                             (372)

Net Assets  100.00%                                                            $3,528

* Non-income producing during the six months ended June 30, 1997.

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

(pie chart)
Cash & Short-Term Investments 17.0%
Latin America 8.1%
Europe 51.0%
Pacific 23.0%
North America 0.9%

                           Statement of Investments
                     Horace Mann International Equity Fund
                                 June 30, 1997

                                                                                Number of        Market
                                                                                Shares           (000)
COMMON AND PREFERRED STOCKS
Argentina  0.85%
   YPF S.A. - D (ADR) (Oil Companies)                                           660              $20

Brazil  7.25%
   Centrais Electricas Brasileiras S/A - B pfd. (Electric Utilities)            67,270           40
   Companhia Energetica de Minas Gerais pfd. (Electric Utilities)               400,000          21
   Companhia Vale Do Rio Doce pfd. (Steel & Metals)                             500              11
   Petroleo Brasileiro S/A pfd. (Oil Companies)                                 124,840          35
   Telecommunicacoes Brasileiras S.A. pfd. (Telephone Communications)           300,000          45
   Usinas Siderurgicas de Minas Gerais S/A pfd. (Steel & Metals)                1,630            18
                                                                                                 170
Canada  0.90%
   Canadian National Railway Co. (Railroads)                                    472              21

Finland  1.62%
   Nokia AB OY - A (Telecom Equipment)                                          280              21
   PohJola Insurance Co., LTD - B (Insurance)                                   560              17
                                                                                                 38
France  8.27%
   Alcatel Alsthom (Telecom Equipment)                                          150              18
   AXA SA (Insurance)                                                           270              17
   Carrefour (Food & Beverage)                                                  30               22
   Cie Fin Paribas - A (Banking)                                                260              18
   Generale Des Eaux Cie (Water Supply)                                         125              16
   Generale Des Eaux (Water Supply)                                             125              1
   Michelin CGDE - B (Diversified Manufacturer)                                 280              17
   Pinault-Printemps, SA (Department & Chain Stores)                            25               12
   Rhone-Poulenc Act A (Chemicals)                                              8                1
   Rhone-Poulenc SA - A (Chemicals)                                             510              21
   Schneider SA(Electronic Components/Distribution)                             330              18
   Total SA - B(Oil & Gas Production)                                           160              16
   Valeo SA(Automobiles)                                                        270              17
                                                                                                 194
Germany  12.92%
   BASF AG (Chemicals)                                                          475              18
   Bayer AG (Chemicals)                                                         420              16
   Bayerische Vereinsbank AG (Banking)                                          465              19
   Commerzbank AG (Banking)                                                     680              19
   Daimler-Benz AG (Automobiles)                                                230              19
   Hoechst AG (Chemicals)                                                       390              17
   Mannesmann AG (Bearer) (Diversified Manufacturer)                            68               30
   RWE AG pfd. (Diversified Manufacturer)                                       490              17
   SAP AG pfd. (Computer Software)                                              162              34
   Schering AG (Pharmaceuticals)                                                175              19
   Siemens AG (Electrical Products)                                             610              36
   VEBA AG (Electric Utilities)                                                 300              17
   Viag AG (Diversified Manufacturer)                                           40               18
   Volkswagen AG (Automobiles)                                                  43               24
                                                                                                 303


                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                     Horace Mann International Equity Fund
                                 June 30, 1997

(Common and Preferred Stocks continued)                                         Number           Market
                                                                                of shares        (000)
Hong Kong  3.20%
   First Pacific Co., Ltd. (Other Financial)                                    12,000           $15
   Great Eagle Holdings Ltd. (Real Estate)                                      4,000            13
   HSBC Holdings Ltd. (Banking)                                                 407              12
   Hutchison Whampoa, Ltd. (Diversified Manufacturer)                           2,000            17
   Television Broadcasts, Ltd. (Broadcasting & Ent.)                            4,000            18
                                                                                                 75
Italy  1.58%
   Gucci Group (Textiles)                                                       315              20
   Stet Dirisp-Intl (Telephone Communications)                                  4,800            17
                                                                                                 37
Japan  18.46%
   Advantest Corp. (Electronic Compon/Distrib)                                  500              38
   Bridgestone Corp. (Automobiles)                                              1,000            23
   Canon Inc. (Office Equipment & Supplies)                                     1,000            27
   DDI Corp. (Telephone Communications)                                         3                22
   Fujitsu Ltd. (Electronic Compon/Distrib)                                     3,000            42
   Hitachi Ltd. (Electrical Products)                                           2,000            22
   Honda Motor Co., Ltd. (Automobiles)                                          1,000            30
   Jusco Co., Ltd. (Consumer Specialties)                                       1,000            34
   Keyence Corp. (Precision Instruments)                                        200              30
   Kokuyo (Office Equipment & Supplies)                                         1,000            27
   Matsushita Electric Industrial Co., Ltd. (Diverse Electronic Products)       2,000            40
   Shiseido Co., Ltd. (Package Goods/Cosmetics)                                 2,000            33
   Sony Corp. (Consumer Electronic & Photo)                                     200              17
   Tokyo Electron (Semiconductors)                                              1,000            48
                                                                                                 433
Malaysia  1.36%
   Malayan Banking Berhad (Banking)                                             1,000            10
   Renong Berhad (Construction/Ag Equipment)                                    10,000           13
   United Engineers (Construction/Ag Equipment)                                 1,300            9
                                                                                                 32
Netherlands  4.77%
   AEGON Insurance Group NV (Insurance)                                         395              28
   Akzo-Nobel NV (Chemicals)                                                    120              16
   Philips Electronics NV (Diversified Manufacturer)                            445              32
   Unilever NV (Food & Beverage)                                                95               20
   Wolters Kluwer CVA (Print Media)                                             135              16
                                                                                                 112
Spain  1.32%
   Compania Telefonica Nacional de Espana SA (ADR) (Tel. Comm.)                 1,085            31

Sweden  2.94%
   AGA AB - B (Free) (Chemicals)                                                1,275            17
   L.M. Ericsson Telephone Co. - B (ADR) (Telecom Equipment)                    500              20
   Skandia Group Foersaekrings AB (Free) (Insurance)                            880              32
                                                                                                 69
Switzerland  6.86%
   ABB AG (Electrical Products)                                                 19               29
   Credit Suisse Group (Banking)                                                215              28
   Holderbank Financiere (Building Materials)                                   36               34
   Novartis AG (Pharmaceuticals)                                                27               43
   Roche Holdings AG (PC) (Pharmaceuticals)                                     3                27
                                                                                                 161
United Kingdom  10.61%
   BAT Industries (Alcohol & Tobacco)                                           2,900            26
   Barclays (Banking)                                                           1,440            29
   BOC Group PLC (Chemicals)                                                    1,200            21
   Carlton Communications PLC (Broadcasting & Ent)                              1,900            16
   General Electric Co., PLC (Electrical Products)                              2,700            16

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                     Statement of Investments (concluded)
                     Horace Mann International Equity Fund
                                 June 30, 1997

(Common and Preferred Stocks concluded)                                         Number           Market
                                                                                of Shares        (000)
   Glaxo Wellcome PLC (Pharmaceuticals)                                         964              $20
   Granada Group (Miscellaneous Consumer Services)                              1,735            23
   Pearson PLC (Print Media)                                                    1,300            15
   PowerGen PLC (Electric Utilities)                                            1,600            19
   SmithKline Beecham PLC (Pharmaceuticals)                                     1,100            20
   WPP Group PLC (Advertising)                                                  6,400            26
   Zeneca Group PLC (Pharmaceuticals)                                           550              18
                                                                                                 249

Total Common and Preferred Stocks 82.91%                                                         $1,945
   (Cost $1,838)

                                                                                Principal
                                                                                Amount           Market
                                                                                (000)            (000)

SHORT-TERM INVESTMENTS

Repurchase Agreement
  State Street Bank, 5.60%, 07/01/97
  (secured by $231,598, US Treasury Note
  6.00%, 05/31/98)                                                              $223             $223

Federal National Mortgage
Association Discount Note
  First Chicago Capital Markets, 5.60%, 07/01/97                                150              150

Total Short-Term Investments  15.90%                                            $373             $373
   (Cost $373)

Total Investments   98.89%                                                                       2,318
   (Cost $2,211)

Foreign Currency  0.08%                                                                          2

Cash and Other Assets in Excess
   of Liabilities  1.11%                                                                         26

Net Assets  100.00%                                                                              $2,346

* Non-income producing during the six months ended June 30, 1997.


                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

(pie chart)
Preferred Stock 1.6%
Cash & Short-Term Investments 2.0%
Common Stock 96.4%

                           Statement of Investments
                     Horace Mann Socially Responsible Fund
                                 June 30, 1997

                                                                      Number of         Market
                                                                      Shares            (000)
COMMON STOCKS
Aerospace/Defense  1.96%
   Rockwell International Corp.                                       700               $41

Auto/Accessories  4.92%
   Ford Motor Co.                                                     900               34
   Dana Corp.                                                         750               28
   Eaton Corp.                                                        150               13
   PACCAR Inc.                                                        600               28
                                                                                        103
Banks/Financial Services  11.42%
   Banc One Corp.                                                     400               19
   Bankers Trust New York Corp.                                       275               24
   Chase Manhattan Corp.                                              350               34
   Corestates Financial Corp.                                         400               22
   Federal National Mortgage Association                              500               22
   First Bank System, Inc.                                            300               26
   KeyCorp                                                            400               22
   J.P. Morgan & Co. Inc.                                             250               26
   Student Loan Marketing Association                                 350               44
                                                                                        239
Building & Construction  0.48%
   Martin Marietta Materials, Inc.                                    300               10

Chemicals  7.88%
   Betzdearborn, Inc.                                                 200               13
   Dow Chemical Co.                                                   250               22
   Eastman Chemical Co.                                               350               22
   Geon Co.                                                           1,300             26
   Imperial Chemical Industries PLC (ADR)                             900               51
   Lyondell Petrochemical Co.                                         500               11
   Olin Corp.                                                         500               20
                                                                                        165
Communications  7.60%
   Alltel Corp.                                                       1,000             33
   Bell Atlantic Corp.                                                275               21
   BellSouth Corp.                                                    600               28
   Frontier Corp.                                                     400               8
   NYNEX Corp.                                                        550               32
   Sprint Corp.                                                       700               37
                                                                                        159
Consumer Staples  9.55%
   General Mills, Inc.                                                450               29
   Heinz (H.J.) Co.                                                   1,150             53
   Kellogg Co.                                                        150               13
   Kimberly-Clark Corp.                                               1,000             50
   Unilever NV PLC                                                    250               55
                                                                                        200

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                     Horace Mann Socially Responsible Fund
                                 June 30, 1997

(Common Stocks continued)                               Number of         Market
                                                        Shares            (000)
Energy  5.54%
   Elf Aquitaine (ADR)                                  550               $30
   Pennzoil Corp.                                       300               23
   Sonat, Inc.                                          100               5
   Total SA (ADR)                                       600               30
   YPF SA Sociedad Anonima (ADR)                        900               28
                                                                          116
Health Care/Pharmacueticals  9.75%
   American Home Products Corp.                         400               31
   Baxter International, Inc.                           550               29
   Bristol-Myers Squibb Co.                             500               41
   Schering-Plough Corp.                                500               24
   SmithKline Beecham PLC - A (ADR)                     250               23
   Warner-Lambert Co.                                   250               31
   Zeneca Group PLC (ADR)                               250               25
                                                                          204
Information Technology/Equipment  3.92%
   AMP, Inc.                                            350               15
   Xerox Corp.                                          850               67
                                                                          82
Insurance  4.01%
   Exel Limited                                         450               24
   Mid Ocean Limited                                    250               13
   Lincoln National Corp.                               400               26
   Safeco Corp.                                         450               21
                                                                          84
Manufacturing (Diversified)  5.40%
   Boise Cascade Corp.                                  350               12
   Emerson Electric Co.                                 500               27
   Thomas & Betts Corp.                                 500               26
   Whirlpool Corp.                                      600               33
   Witco Corp.                                          400               15
                                                                          113
Metals & Mining  2.48%
   J & L Specialty Steel, Inc.                          1,450             17
   Oregon Steel Mills, Inc.                             1,100             22
   Phelps Dodge Corp.                                   150               13
                                                                          52
Paper & Forest Products  3.06%
   Westvaco Corp.                                       950               30
   Weyerhaeuser Co.                                     650               34
                                                                          64
Real Estate  2.68%
   Developers Diversified Realty Corp.                  150               6
   Equity Residential Properties Trust                  200               9
   Health Care Property Investors, Inc.                 250               9
   Meditrust Corp.                                      250               10
   Nationwide Health Properties, Inc.                   400               9
   Security Capital Industrial Trust                    600               13
                                                                          56
Retail/Apparel  5.45%
   May Department Stores Co.                            300               14
   Mercantile Stores Co., Inc.                          150               9
   Penney (J.C.) Co., Inc.                              350               18
   Rite Aid Corp.                                       750               37
   Sears, Roebuck and Co.                               550               30
   VF Corp.                                             75                6
                                                                          114

See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                     Statement of Investments (concluded)
                     Horace Mann Socially Responsible Fund
                                 June 30, 1997

(Common Stocks concluded)                               Number            Market
                                                        of Shares         (000)
Transportation/Travel 3.15%
   CSX Corp.                                            500               $28
   Canadian National Railway Co.                        450               20
   Union Pacific Corp.                                  250               18
                                                                          66

Utilities/Electric & Gas  7.12%
   Boston Edison Co.                                    200               5
   CINergy Corp.                                        300               10
   Duke Energy Corp.                                    777               37
   MCN Energy Group Inc.                                700               21
   National Power PLC (ADR)                             250               9
   PG & E Corp.                                         850               21
   PowerGen PLC (ADR)                                   250               12
   Southern Co.                                         450               10
   Unicom Corp.                                         650               14
   Wisconsin Energy Corp.                               400               10
                                                                          149

Total Common Stocks  96.37%                                               $2,017
   (Cost $1,854)

PREFERRED STOCKS
Energy  0.43%
   Atlantic Richfield Co.                               400               9

Bank/Financial  0.67%
   Kmart Financing                                      250               14

Manufacturing (Diversified)  0.52%
   Boise Cascade Corp.                                  400               11

Total Preferred Stock  1.62%                                              34
   (Cost $34)

Total Common and Preferred Stock  97.99%                                  $2,051
   (Cost $1,888)

                                                        Principal
                                                        Amount            Market
SHORT-TERM INVESTMENTS                                  (000)             (000)

Repurchase Agreement
   State Street Bank, 5.60%, 07/01/97,
   (secured by $110,764, US Treasury Note,
   6.00%, 05/31/98)                                     $107              $107

Total Short-Term Investments  5.11%                     $107              $107
   (Cost $107)

Total Investments   103.10%                                               2,158
   (Cost $1,995)

Liabilites in Excess of Cash and
   Other Assets (3.10%)                                                      (65)

Net Assets  100.00%                                                       $2,093

* Non-income producing during the six months ended June 30, 1997.

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

                     Statements of Assets and Liabilities
                                 June 30, 1997


                                                      GROWTH           BALANCED          INCOME            SHORT-TERM
                                                      FUND             FUND              FUND              FUND

ASSETS
Cash                                                  $52              $950              $74,334           $1,297
Investments at market value*                          527,686,005      347,913,221       9,699,042         1,385,656
Foreign currency at value*                            --               --                --                --
Dividends and interest receivable                     460,309          2,021,115         138,616           --
Receivable-foreign taxes                              6,242            3,091             --                --
Receivable-fund shares sold                           595,443          326,903           6,478             3,626
Receivable-investments sold                           1,559,783        1,037,554         --                --
Prepaid expenses                                      5,334            4,262             355               --
Other assets                                          48,786           26,345            2,381             --

   Total Assets                                       530,361,954      351,333,441       9,921,206         1,390,579


LIABILITIES

Payable-fund shares redeemed                          149,194          4,584             1,943             --
Payable-investments purchased                         5,966,860        1,438,784         --                --
Payable-management and related fees                   209,260          133,742           3,195             --
Accrued expenses                                      68,210           53,906            22,918            4,216
Other liabilities                                     --               3,147             457               --

   Total Liabilities                                  6,393,524        1,634,163         28,513            4,216

NET ASSETS                                            $523,968,430     $349,699,278      $9,892,693        $1,386,363

NET ASSETS CONSIST OF:

Par value of common shares                            19,412,448       1,672,891         75,536            13,488
Paid in surplus                                       373,390,833      280,037,421       9,442,562         1,341,806
Accumulated undistributed net investment income       4,007,065        5,166,780         314,471           30,955
Accumulated undistributed net realized gain (loss)
   on securities and foreign currency transactions    27,523,041       14,205,861        (42,583)          162
Net unrealized appreciation (depreciation)
   on securities and foreign currency transactions    99,635,043       48,616,325        102,707           (48)

NET ASSETS                                            $523,968,430     $349,699,278      $9,892,693        $1,386,363


Number of shares outstanding:
(Authorized 50,000,000 shares each)                   19,412,448       16,728,906        755,360           134,881
Par Value                                             $1.00            $0.10             $0.10             $0.10

NET ASSET VALUE PER SHARE                             $26.99           $20.90            $13.10            $10.28

*Cost of Securities:
  Investments                                         $428,050,962     $299,296,896      $9,596,335        $1,385,704
  Foreign Currency                                    --               --                --                --



                                                      SMALL CAP        INTERNATIONAL     SOCIALLY
                                                      GROWTH           EQUITY            RESPONSIBLE
                                                      FUND             FUND              FUND

ASSETS
Cash                                                  $183             $634              $328
Investments at market value*                          3,899,885        2,318,132         2,157,668
Foreign currency at value*                            --               1,403             --
Dividends and interest receivable                     161              2,600             4,989
Receivable-foreign taxes                              --               1,703             168
Receivable-fund shares sold                           86,929           24,229            19,349
Receivable-investments sold                           21,637           --                --
Prepaid expenses                                      --               --                --
Other assets                                          --               --                --

   Total Assets                                       4,008,795        2,348,701         2,182,502


LIABILITIES

Payable-fund shares redeemed                          --               --                --
Payable-investments purchased                         477,789          232               87,805
Payable-management and related fees                   2,401            1,179             833
Accrued expenses                                      1,057            1,057             1,056
Other liabilities                                     --               302               121

   Total Liabilities                                  481,247          2,770             89,815

NET ASSETS                                            $3,527,548       $2,345,931        $2,092,687

NET ASSETS CONSIST OF:

Par value of common shares                            --               --                --
Paid in surplus                                       3,222,780        2,222,976         1,920,381
Accumulated undistributed net investment income       (1,271)          16,137            10,110
Accumulated undistributed net realized gain (loss)
   on securities and foreign currency transactions    (101,446)        (1,317)           (502)
Net unrealized appreciation (depreciation)
   on securities and foreign currency transactions    407,485          108,135           162,698

NET ASSETS                                            $3,527,548       $2,345,931        $2,092,687


Number of shares outstanding:
(Authorized 50,000,000 shares each)                   334,302          222,565           190,697
Par Value                                             $0.00            $0.00             $0.00

NET ASSET VALUE PER SHARE                             $10.55           $10.54            $10.97

*Cost of Securities:
  Investments                                         $3,492,400       $2,210,020        $1,994,970
  Foreign Currency                                    --               1,380             --

The identified cost of investments owned at June 30, 1997 was the same for federal income tax and book purposes.

                     See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                 1997 FUNDS SEMIANNUAL FUNDS (UNAUDITED)

Statements of Operations


                                                                                  For the Six Months Ended
                                                                                  June 30, 1997

                                                                 GROWTH           BALANCED          INCOME          SHORT-TERM
                                                                 FUND             FUND              FUND            FUND
INVESTMENT INCOME:
  Dividends                                                      $4,539,933       $2,139,225        $--             $--
  Interest & amortization                                        617,391          3,735,983         352,861         33,209

                                                                 5,157,324        5,875,208         352,861         33,209
  Foreign taxes withheld                                         (19,394)         (12,925)          (459)           --

  Total investment income                                        5,137,930        5,862,283         352,402         33,209

EXPENSES:
  Management and related fees (Note 5)                           1,184,738        774,226           23,027          2,102
  Fund pricing fees                                              7,951            7,951             5,951           3,869
  Professional fees                                              8,828            8,827             6,596           3,110
  Custodian fees                                                 15,496           20,053            5,455           1,428
  Transfer agent fee (Note 5)                                    15,472           24                24              24
  Shareholder reports                                            12,665           4,812             800             --
  Trustees' fees and expenses                                    1,808            1,808             1,808           1,808
  Other expenses                                                 12,148           7,266             573             125
  Insurance expenses                                             12,864           10,165            945             810

  Total expenses                                                 1,271,970        835,132           45,179          13,276

  Less management and related fees waived (Note 5)               --               --                --              (1,278)
  Less expenses paid by Horace Mann Investors, Inc. (Note 5)     --               --                --              (8,738)
  Less expenses paid by commission credits (Note 3)              (17,852)         (21,820)          --              --

    Net expenses                                                 $1,254,118       $813,312          $45,179         $3,260

    Net investment income                                        3,883,812        5,048,971         307,223         29,949

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
  Realized gain (loss) on securities:
    Investments                                                  27,137,139       14,012,190        (42,569)        163
    Foreign currency                                             (153)            (139)             --              --

  Net realized gain (loss) on securities                         27,136,986       14,012,051        (42,569)        163

  Unrealized appreciation on securities:
    Investments                                                  30,057,736       12,953,379        41,507          371
    Foreign currency                                             --               --                --              --

  Net realized and unrealized gain (loss) on securities          57,194,722       26,965,430        (1,062)         534

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $61,078,534      $32,014,401       $306,161        $30,483

                                                                       For the period from inception of investment
                                                                       operations through June 30, 1997
                                                                       SMALL CAP        INTERNATIONAL     SOCIALLY
                                                                       GROWTH           EQUITY            RESPONSIBLE
                                                                       FUND             FUND              FUND
INVESTMENT INCOME:
  Dividends                                                            $350             $15,852           $14,027
  Interest & amortization                                              6,407            6,455             516

                                                                       6,757            22,307            14,543
  Foreign taxes withheld                                               --               (2,081)           (269)

  Total investment income                                              6,757            20,226            14,274

EXPENSES:
  Management and related fees (Note 5)                                 8,755            4,841             4,106
  Fund pricing fees                                                    250              500               250
  Professional fees                                                    3,844            3,844             3,844
  Custodian fees                                                       568              2,056             991
  Transfer agent fee (Note 5)                                          17               17                17
  Shareholder reports                                                  --               --                --
  Trustees' fees and expenses                                          1,808            1,808             1,808
  Other expenses                                                       --               --                --
  Insurance expenses                                                   65               65                65

  Total expenses                                                       15,307           13,131            11,081

  Less management and related fees waived (Note 5)                     (2,513)          (2,540)           (1,733)
  Less expenses paid by Horace Mann Investors, Inc.                    (4,766)          (6,502)           (5,184)
  Less expenses paid by commission credits (Note 3)                    --               --                --

    Net expenses                                                       $8,028           $4,089            $4,164

    Net investment income                                              (1,271)          16,137            10,110

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
  Realized gain (loss) on securities:
    Investments                                                        (101,446)        --                (502)
    Foreign currency                                                   --               (1,317)           --

  Net realized gain (loss) on securities                               (101,446)        (1,317)           (502)

  Unrealized appreciation on securities:
    Investments                                                        407,485          108,112           162,698
    Foreign currency                                                   --               23                --

  Net realized and unrealized gain (loss) on securities                306,039          106,818           162,196

NET INCREASE IN NET ASSETS FROM OPERATIONS                             $304,768         $122,955          $172,306



                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

Statements of Changes in Net Assets


                                                  GROWTH FUND                       BALANCED FUND
                                           06/30/97        12/31/96            06/30/97       12/31/96
                                           6 months        12 months           6 months       12 months
INCREASE (DECREASE) IN
 NET ASSETS
FROM OPERATIONS:
 Net investment income                     $3,883,812      $6,452,684          $5,048,971     $8,219,408

 Net realized short-term gain
   (loss) on securities                    9,031,995       27,750,104          4,793,866      13,881,249

 Net realized long-term gain
   (loss) on securities                    18,104,991      20,451,849          9,218,185      11,586,155

 Net unrealized appreciation/
   depreciation on securities
   during the period                       30,057,736      27,601,625          12,953,379     11,168,939

 Change in net assets
   from operations                         61,078,534      82,256,262          32,014,401     44,855,751

FROM DISTRIBUTIONS
 TO SHAREHOLDERS:
 Net investment income                     --              (6,377,641)         --             (8,167,501)

 Net realized short-term gain
  from security transactions               --              (27,699,455)        --             (13,856,450)

 Net realized long-term gain
  from security transactions               --              (20,429,320)        --             (11,570,771)

 Total distributions
  to shareholders                          --              (54,506,416)        --             (33,594,722)

FROM FUND SHARE
 TRANSACTIONS:
 Proceeds from shares sold                 55,663,796      88,560,885          32,799,434     55,024,353

 Net asset value of shares issued
  in reinvestment of
  dividends and capital gains
  distributions                            --              50,813,674          --             30,441,049

                                           55,663,796      139,374,559         32,799,434     85,465,402
 Cost of shares redeemed                   (23,329,981)    (33,668,049)        (15,811,927)   (24,368,316)

 Net increase (decrease) in net
  assets from fund
  share transactions                       32,333,815      105,706,510         16,987,507     61,097,086

TOTAL INCREASE
 (DECREASE) IN NET ASSETS                  93,412,349      133,456,356         49,001,908     72,358,115

NET ASSETS:
 Beginning of period                       430,556,081     297,099,814         300,697,370    228,192,919
 End of period                             $523,968,430    $430,556,170        $349,699,278   $300,551,034

Undistributed net
   investment income                       $4,007,065      $123,253            $5,166,780     $117,809


                                                  INCOME FUND                      SHORT-TERM FUND
                                           06/30/97        12/31/96            06/30/97       12/31/96
                                           6 months        12 months           6 months       12 months
INCREASE (DECREASE) IN
 NET ASSETS
FROM OPERATIONS:
 Net investment income                     $307,223        $641,435            $29,949        $54,797

 Net realized short-term gain
   (loss) on securities                    (4,101)         (29,132)            163            20

 Net realized long-term gain
   (loss) on securities                    (38,468)        87,711              --             --

 Net unrealized appreciation/
   depreciation on securities
   during the period                       41,507          (325,363)           371            (328)

 Change in net assets
   from operations                         306,161         374,651             30,483         54,489

FROM DISTRIBUTIONS
 TO SHAREHOLDERS:
 Net investment income                     --              (639,826)           --             (54,334)

 Net realized short-term gain
  from security transactions               --              --                  --             (23)

 Net realized long-term gain
  from security transactions               --              (3,181)             --             --

 Total distributions
  to shareholders                          --              (643,007)           --             (54,357)

FROM FUND SHARE
 TRANSACTIONS:
 Proceeds from shares sold                 1,014,242       2,897,949           1,678,181      4,547,550

 Net asset value of shares issued
  in reinvestment of
  dividends and capital gains
  distributions                            --              523,445             --             40,250

                                           1,014,242       3,421,394           1,678,181      4,587,800
 Cost of shares redeemed                   (2,289,983)     (2,836,463)         (1,551,194)    (4,364,884)

 Net increase (decrease) in net
  assets from fund
  share transactions                       (1,275,741)     584,931             126,987        222,916

TOTAL INCREASE
 (DECREASE) IN NET ASSETS                  (969,580)       316,575             157,470        223,048

NET ASSETS:
 Beginning of period                       10,862,273      10,531,523          1,228,893      1,005,779
 End of period                             $9,892,693      $10,848,098         $1,386,363     $1,228,827

Undistributed net
   investment income                       $314,467        $7,248              $30,955        $1,006


                                           SMALL CAP GROWTH         INTERNATIONAL EQUITY        SOCIALLY RESPONSIBLE
                                           FUND                     FUND                        FUND
                                             06/30/97                   06/30/97                    06/30/97
                                             Since inception/1/         Since inception/1/          Since inception/1/
INCREASE (DECREASE) IN
 NET ASSETS
FROM OPERATIONS:
 Net investment income                       $(1,271)                   $16,137                     $10,110

 Net realized short-term gain
   (loss) on securities                      (101,446)                  (1,317)                     (502)

 Net realized long-term gain
   (loss) on securities                      --                         --                          --

 Net unrealized appreciation/
   depreciation on securities
   during the period                         407,485                    108,135                     162,698

 Change in net assets
   from operations                           304,768                    122,955                     172,306

FROM DISTRIBUTIONS
 TO SHAREHOLDERS:
 Net investment income                       --                         --                          --

 Net realized short-term gain
  from security transactions                 --                         --                          --

 Net realized long-term gain
  from security transactions                 --                         --                          --

 Total distributions
  to shareholders                            --                         --                          --

FROM FUND SHARE
 TRANSACTIONS:
 Proceeds from shares sold                   2,316,024                  1,247,153                   963,908

 Net asset value of shares issued
  in reinvestment of
  dividends and capital gains
  distributions                              --                         --                          --

                                             2,316,024                  1,247,153                   963,908
 Cost of shares redeemed                     (93,244)                   (24,177)                    (43,527)

 Net increase (decrease) in net
  assets from fund
  share transactions                         2,222,780                  1,222,976                   920,381

TOTAL INCREASE
 (DECREASE) IN NET ASSETS                    2,527,548                  1,345,931                   1,092,687

NET ASSETS:
 Beginning of period                         1,000,000                  1,000,000                   1,000,000
 End of period                               $3,527,548                 $2,345,931                  $2,092,687

Undistributed net
   investment income                         $(1,271)                   $16,137                     $10,110


/1/ Since inception refers to March 10, 1997, the day investment operations began.

                    See notes to the financial statements.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

Notes to the Financial Statements
June 30, 1997

1. BUSINESS ORGANIZATION -The Horace Mann Mutual Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership ("shares") in seven separate investment portfolios: Growth Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund. These funds collectively are referred to as the "Funds." The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund were organized on November 7, 1996 and, on
December 26, 1996, each sold 4,000 shares of capital stock to Horace Mann Life Insurance Company ("HMLIC") for $40,000. On March 10, 1997, these funds each sold an additional 96,000 shares to HMLIC for $960,000 and began investment operations on this date.

   FUND INVESTMENT OBJECTIVES:

    A. Growth Fund - primary, long-term capital growth; secondary, conservation of principal and production of income.

    B. Balanced Fund - realization of high long-term total rate of return consistent with prudent investment risks.

    C. Income Fund - long-term total rate of return in excess of the U.S. bond market over a full market cycle.

    D. Short-Term Fund - primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.

    E. Small Cap Growth Fund - long-term capital appreciation through investing primarily in equity securities of small cap companies.

    F. International Equity Fund - long-term growth of capital through a diversified portfolio of marketable foreign equity securities.

    G. Socially Responsible Fund - long-term growth of capital, current income and growth of income through investing primarily in a diversified portfolio of equity securities of United States-based companies, which are determined to be socially responsible.

2. SIGNIFICANT ACCOUNTING POLICIES:

    A. Security valuation - A security listed or traded on U.S. or foreign stock exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. If there are no such bid and ask quotations the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities traded over-the-counter are valued at the last current bid price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any unamortized premium or discount. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. In the event market quotations would not be available, securities would be valued at fair value as determined in good faith by the Board of Trustees; no such securities were owned by the Funds at June 30, 1997.

    B. Security transactions and investment income - Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as they become available. Interest income including level yield, premium and discount amortization is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

    C. Federal income taxes - Since it is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders, no provision has been made for federal income or excise taxes. Dividends and distributions payable to shareholders are recorded by the Funds on the record date. Net investment income for federal income tax purposes includes gains and losses realized on foreign currency transactions. These gains and losses are included as net realized gains and losses for financial reporting purposes.

    D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)
Notes to the Financial Statements (continued)
June 30, 1997

3. OPERATING POLICIES:

    A. Repurchase Agreements - Securities pledged as collateral for repurchase agreements are held by State Street Bank and Trust Company and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be credit worthy pursuant to guidelines established by the Trustees.

    B. Asset Backed Securities - These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

    C. Collateralized Mortgage Obligations - (PAC), (Planned Amortization
    Class) - These securities have a pre-determined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

    D. Commission Credits - Wellington Management Company, LLP, subadviser for the Growth and Balanced Funds, seeks the best price and execution on each transaction and negotiates commission rates solely on the execution requirements of each trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Funds part of the commissions paid.

    E. Foreign Currency Transactions - The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

                .market value of investment securities, other assets and other liabilities at the daily rates of exchange, and
                .purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

    The Funds isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.

    Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes.

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

June 30, 1997

4. FUND SHARE TRANSACTIONS - The Funds are each a series of a diversified, open-end management investment company registered under the Investment Company Act of 1940. Shares are presently offered to HMLIC Separate Account and the HMLIC 401K Separate Account. The Growth Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

Transactions in capital stock for the six months ended June 30, 1997 and the year ended December 31, 1996 were:

                                                              Shares issued
                                                              to shareholders
                                                              in reinvestment
                                                              of dividends and                                     Net increase
                                   Shares sold                distribution               Shares redeemed           (decrease)

Growth Fund
06/30/97                           $2,222,789                 $--                        $(928,475)                $1,294,313
12/31/96                           3,682,495                  2,117,237                  (1,400,207)               4,399,525

Balanced Fund
06/30/97                           1,661,373                  --                         (802,198)                 859,175
12/31/96                           2,851,756                  1,594,607                  (1,256,381)               3,189,982

Income Fund
06/30/97                           79,300                     --                         (179,049)                 (99,749)
12/31/96                           222,424                    41,119                     (216,937)                 46,606

Short-Term Fund
06/30/97                           165,293                    --                         (152,934)                 12,359
12/31/96                           441,345                    4,017                      (423,462)                 21,900

Small Cap Growth Fund
06/30/97                           343,876                    --                         (9,574)                   334,302

International Equity Fund
06/30/97                           225,065                    --                         (2,500)                   222,565

Socially Responsible Fund
06/30/97                           195,054                    --                         (4,357)                   190,697

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

June 30, 1997

5. MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES - Horace Mann Educators Corporation ("HMEC") is the parent company of Horace Mann Investors, Inc. ("Investors") and Horace Mann Service Corporation ("HMSC") and indirectly owns HMLIC. Collectively these companies are referred to as Horace Mann.

As of May 1, 1997, Investors acts as the Trust's adviser, manages its investments, and administers its business affairs pursuant to an investment advisory and management agreement. Also on this date Wellington Management Company, LLP, became the subadviser to the Growth, Balanced, Income and Short-Term Funds. Effective March 10, 1997, PNC Equity Advisors Company became the subadviser to Small Cap Growth Fund, and Scudder, Stevens & Clark, Inc. became the subadviser to International Equity Fund and Socially Responsible Fund. Each subadviser is compensated by Investors (not the Trust) and bears all of its own expenses in providing subadvisory services.

For the Growth, Balanced, Income and Short-Term Funds, Investors receives management and advisory fees. The management agreement, the fee which is accrued daily and paid monthly, is calculated on a pro rata basis by applying the following annual percentage rates to the aggregate of all four Funds' daily net assets for the respective month.

        Net Assets                 Rate
        On initial $100 million    .250%
        Over $100 million          .200%

Under the advisory agreement the fee is accrued daily and calculated by applying the following annual percentage rates to the average daily net assets of each Fund for the respective month:

         Growth Fund          Balanced Fund          Income Fund         Short-Term Fund         Average Net Assets
         0.400%               0.325%                 0.250%              0.125%                  initial $100 million
         0.300%               0.275%                 0.200%              0.100%                  next $100 million
         0.250%               0.225%                 0.150%              0.075%                  next $300 million
         0.250%               0.200%                 0.150%              0.075%                  over $500 million

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

June 30, 1997

As compensation for its services, the Small Cap Growth, International Equity and Socially Responsible Funds each pay Investors a monthly management fee. The contractual fees are as follows:

        Small Cap Growth Fund          1.40% of Net Assets
        International Equity Fund      1.10% of Net Assets
        Socially Responsible Fund      0.95% of Net Assets

For the first year of operations Investors is voluntarily reducing these management fees by 0.40%. The actual management fees are accrued daily and paid monthly based on the following annual percentage rate to the Funds' average daily net assets for the respective month. The fees during the first year of operations net of waivers are:

        Small Cap Growth Fund
         1.00% on the first $25 million
         0.75% on all assets over $25 million

        International Equity Fund
         March 3 to September 3, 1997              September 4, 1997 & thereafter
         0.35% on the first $40 million            0.525% on the first $40 million
         0.25% on the next $60 million             0.375% on the next $60 million
         0.225% on all assets over $100 million    0.3375% on all assets over $100 million

        Socially Responsible Fund
         0.55% on the first $20 million
         0.45% on the next $20 million
         0.30% on the next $60 million
         0.275% on all assets over $100 million

Transfer and dividend disbursing agent services are provided by HMSC on a per account basis. The transfer agent fees for the six months ended June 30, 1997 were $15,472 for the Growth Fund, $24 each for the Balanced, Income and Short-Term Funds, and $17 each for the Small Cap Growth, International Equity and Socially Responsible Funds.

The Trust pays each independent trustee a $1,000 annual retainer, $1,000 per Board meeting attended, $200 for each committee meeting and $500 for each telephonic meeting. Two meetings were held in 1997. For the six months ended June 30, 1997, the fees, excluding travel expenses, for independent trustees totaled $7,200. The Trust does not compensate interested officers and trustees (those who are also officers and/or directors of Horace Mann).

HORACE MANN MUTUAL FUNDS                1997 FUNDS SEMIANNUAL REPORT (UNAUDITED)

Notes to the Financial Statements (concluded)
June 30, 1997

6. SECURITY TRANSACTIONS - Security transactions, excluding short-term investments, for the six months ended June 30, 1997 are:

                                                     Purchases                           Proceeds from Sales

Growth Fund                                          $156,079,499                        $113,348,715

Balanced Fund                                        161,063,521                         136,460,258

Income Fund                                          5,563,775                           6,086,550

Short-Term Fund                                      --                                  743,127

Small Cap Growth Fund                                3,785,947                           7,406

International Equity Fund                            1,837,042                           289,101

Socially Responsible Fund                            1,922,752                           22


The following table is based on the difference between cost and market value of securities owned by each Fund at June 30, 1997.

                                                     Aggregate gross           Aggregate gross           Net unrealized
                                                     unrealized                unrealized                appreciation
                                                     appreciation              (depreciation)            (depreciation)

Growth Fund                                          $107,631,758              $(7,996,715)              $99,635,043

Balanced Fund                                        52,688,970                (4,072,645)               48,616,325

Income Fund                                          133,040                   (30,333)                  102,707

Short-Term Fund                                      --                        (48)                      (48)

Small Cap Growth Fund                                449,064                   (41,579)                  407,485

International Equity Fund                            139,351                   (31,216)                  108,135

Socially Responsible Fund                            177,161                   (14,463)                  162,698

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Horace Mann
Insuring America's Educational Community
Underwritten by Horace Mann Life Insurance Company
IA-004359 (8/97)